UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2006 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG FQ Global Alternatives Fund

July 31, 2006

Statement of Net Assets (unaudited)

	Shares	Value
Assets:
Investments in Securities - 69.2%
S&P 500 Depositary Receipts	25,000	$3,196,250
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.13%	10,056,478	10,056,478

Total Investments in securities (cost $13,304,728)		13,252,728

Cash		6,172,586
Foreign currency (cost $347,785)		(349,388)
Receivable for Fund shares sold		64,018
Interest and other receivables		49,184
Receivable for variation margin on futures		105,341
Receivable for open foreign currency contracts		1,121,870
Prepaid expenses		29,530
Total assets		20,445,869
Liabilities:
Payable for Fund shares repurchased		11,540
Payable for open foreign currency contracts		1,146,403
Payable for variation margin		49,214
Accrued expenses:
Investment advisory and management fees		12,470
Administrative fees		4,015
Distribution fees		4,031
Professional fees		23,709
Other		41,198
Total liabilities		1,292,580
Net Assets		$19,153,289
Net Assets Represent:
Paid-in capital		$19,481,367
Undistributed net investment income		55,887
Accumulated net realized loss from investments and futures contracts		(155,021)
Accumulated net realized gain from currency contracts		12,786
Net unrealized depreciation of investments, futures and foreign currency contracts		(241,730)
Net Assets		$19,153,289
Class A Shares - Net Assets		$19,093,791
Shares outstanding		1,943,239
Net asset value, offering and redemption price per share		$9.83
Public offering price per share based on a maximum sales charge of 5.75%		$10.43
Class C Shares - Net Assets		$59,498
Shares outstanding		6,072
Net asset value, offering and redemption price per share		$9.80

Managers AMG FQ Tax-Managed U.S. Equity Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.5%
Consumer Discretionary - 10.9%
J.C. Penney Co., Inc.	38,600	[4]	$2,430,256
Pantry, Inc., The*	11,000	[4]	542,190
Service Corp. International	38,000		285,380
Shaw Communications, Inc.	51,300		1,487,700
Starbucks Corp.*	12,000	[4]	411,120
Target Corp.	47,200		2,167,424
Walt Disney Co., The	35,000		1,039,150
Total Consumer Discretionary			8,363,220
Consumer Staples - 5.8%
Energizer Holdings, Inc.*	12,600	[4]	801,738
Kroger Co.	112,800	[4]	2,586,504
Parlux Fragrances, Inc.*	23,200	[4]	214,368
Smithfield Foods, Inc.*	29,000	[4]	825,050
Total Consumer Staples			4,427,660
Energy - 9.2%
ConocoPhillips Co.	39,600	[4]	2,718,144
Harvest Natural Resources, Inc.*	62,200	[4]	870,178
Lone Star Technologies, Inc.*	14,700	[4]	692,370
Meridian Resource Corp., The*	26,600		94,430
Occidental Petroleum Corp.	1,600	[4]	172,400
Tesoro Corp.	33,300		2,490,840
Total Energy			7,038,362
Financials - 25.4%
Bank of America Corp.	5,000		257,650
Bear, Stearns & Co., Inc.	17,000		2,411,790
Capital One Financial Corp.	14,400	[4]	1,113,840
Chubb Corp.	1,600		80,672
CIT Group, Inc.	7,200		330,552
Fannie Mae Co.	48,200	[4]	2,309,262
Fidelity National Title Group, Inc.	68,800		1,298,256
Goldman Sachs Group, Inc.	17,400		2,657,850
Hartford Financial Services Group, Inc.	2,400		203,616
Lehman Brothers Holdings, Inc.	25,600		1,662,720
Loews Corp.	4,000		148,240
MGIC Investment Corp.	8,800	[4]	500,808
National City Corp.	14,074	[4]	506,664
PMI Group, Inc.	3,600	[4]	152,856
Popular, Inc.	35,800		644,042
R&G Financial Corp., Class B	18,200		151,060
Radian Group, Inc.	32,200		1,981,266
Safeco Corp.	18,000		966,960

Managers AMG FQ Tax-Managed U.S. Equity Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
Sovereign Bancorp, Inc.	80,430	[4]	$1,660,075
Wachovia Corp.	7,894		423,355
Total Financials			19,461,534
Health Care - 14.6%
Aetna, Inc.	59,800		1,883,102
Amgen, Inc.*	39,000		2,719,860
Biogen Idec, Inc.*	26,000	[4]	1,095,120
CIGNA Corp.	2,800		255,500
Forest Laboratories, Inc.*	9,200		426,052
IMS Health, Inc.	18,400		504,896
Kinetic Concepts, Inc.*	17,000		757,520
King Pharmaceuticals, Inc.*	19,600		333,592
Mylan Laboratories, Inc.	103,000	[4]	2,261,880
SurModics, Inc.*	1,800	[4]	64,350
WellPoint, Inc.*	11,200		834,400
Total Health Care			11,136,272
Industrials - 11.1%
Cummins, Inc.	4,600	[4]	538,200
Eaton Corp.	7,000		448,700
FedEx Corp.	25,500		2,670,105
Northrop Grumman Corp.	20,200		1,337,038
Parker Hannifin Corp.	18,000		1,300,320
Raytheon Co.	28,000		1,261,960
Waste Connections, Inc.*	24,800	[4]	927,024
Total Industrials			8,483,347
Information Technology - 9.7%
Arrow Electronics, Inc.*	17,800		503,028
Dell, Inc.*	122,000		2,644,960
Google, Inc.*	4,800		1,855,680
International Business Machines Corp.	10,200		789,582
Motorola, Inc.	37,400	[4]	851,224
NCR Corp.*	23,600		758,504
Total Information Technology			7,402,978
Materials - 2.9%
Phelps Dodge Corp.	25,800		2,253,372
Telecommunication Services - 3.0%
Centurytel, Inc.	47,400	[4]	1,828,218
Qwest Communications International, Inc.*	53,800	[4]	429,862
Total Telecommunication Services			2,258,080
Utilities - 4.9%
Dynegy, Inc.*	12,200	[4]	68,686
Energen Corp.	35,600		1,517,272

Managers AMG FQ Tax-Managed U.S. Equity Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Utilities (continued)
Mirant Corp.*	81,200	$2,157,484
Total Utilities		3,743,442
Total Common Stocks (cost $68,881,629)		74,568,267
Other Investment Companies - 24.2%[5]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.13%	1,529,837	1,529,837
Bank of New York Institutional Cash Reserves Fund, 5.32%[3]	17,001,533	17,001,533
Total Other Investment Companies (cost $18,531,370)		18,531,370
Total Investments - 121.7% (cost $87,412,999)		93,099,637
Other Assets, less Liabilities - (21.7)%		(16,577,475)
Net Assets - 100.0%		$76,522,162

Managers Fremont Global Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 65.4%
Consumer Discretionary - 7.6%
American Eagle Outfitters, Inc.*	7,000	[4]	$230,020
Carphone Warehouse Group, The (United Kingdom)*	90,028		463,992
Century Casinos, Inc.*	11,300	[4]	125,430
Coach, Inc.	25,000		717,750
Comcast Corp., Special Class A	29,080	[4]	996,862
Continental AG (Germany)*	5,600		571,956
Debenhams PLC (United Kingdom)*	49,066		164,980
dELiA*s Corp.*	4,929	[4]	36,376
EMI Group PLC (United Kingdom)*	96,403		460,668
Grupo Televisa S.A. (Mexico)*	11,900		220,388
Harris Interactive, Inc.*	18,000		102,420
Hyundai Motor Co. - Sponsored GDR (a) (South Korea)	1,200	[4]	45,900
IMAX Corp. (Canada)	11,300	[4]	122,049
J.C. Penney Co., Inc.	12,360	[4]	778,186
Kesa Electricals PLC (United Kingdom)*	14,861		86,026
Koninklijke (Royal) Phillips Electronics N.V. (Netherlands)	12,287		404,795
Lakes Gaming, Inc.	8,400		74,088
Lowe’s Co., Inc.	41,400		1,173,689
LVMH Moet Hennessy Louis Vuitton SA (France)*	2,156		216,708
Nevada Gold & Casinos, Inc.	9,000		53,640
News Corp., Inc., Class A	21,500		413,660
NTL, Inc.	1,200		27,420
Office Depot, Inc.*	12,200		439,810
OPAP SA (Greece)	8,104		294,730
Pantry, Inc., The	2,600	[4]	128,154
Persimmon PLC (United Kingdom)*	4,200		100,479
Peugeot SA (France)	3,979		209,115
Pulte Homes, Inc.*	9,790	[4]	279,015
Rakuten, Inc. (Japan)	782		372,086
Reed Elsevier PLC (United Kingdom)*	9,934		99,145
Renault SA (France)*	6,800		743,476
Scopus Video Neworks, Ltd. (Israel)*	9,400	[4]	37,506
Sharp Corp. (Japan)	6,000		101,438
Starbucks Corp.*	33,000	[4]	1,130,580
SUZUKI MOTOR Corp. (Japan)	8,100		198,422

Managers Fremont Global Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Consumer Discretionary (continued)
Swatch Group AG, The (Switzerland)	7,683		$279,651
Target Corp.*	1,800		82,656
Time Warner, Inc.*	58,000	[4]	957,000
Toyota Motor Corp. (Japan)	11,600		610,592
Total Consumer Discretionary			13,550,858
Consumer Staples - 4.3%
Boots Group PLC (United Kingdom)*	24,041		353,078
British American Tobacco PLC (United Kingdom)*	20,800		560,486
ConAgra Foods, Inc.*	16,200	[4]	348,300
CVS Corp.*	24,040	[4]	786,589
Deutche Luftansa AG (Germany)	12,600		235,162
Fomento Economico Mexicano SA de CV (Mexico)*	1,000		87,800
Groupe Danone (France)*	4,063		537,144
J Sainsbury PLC (United Kingdom)*	61,500		404,793
Japan Tobacco, Inc. (Japan)	245		939,655
Kroger Co.	36,400		834,652
Loews Corp. - Carolina Group	6,600		378,708
Nestle SA (Switzerland)	948		310,767
Reckitt Benckiser PLC (United Kingdom)*	6,908		277,322
Swedish Match AB (Sweden)	16,000		264,302
Tesco PLC (United Kingdom)*	83,277		559,497
Walgreen Co.*	17,000		795,260
Total Consumer Staples			7,673,515
Energy - 6.4%
Anadarko Petroleum Corp.	1,200		54,888
Apache Corp.	400		28,188
Atwood Oceanics, Inc.*	2,200	[4]	103,246
Baker Hughes, Inc.*	13,200		1,055,340
BP PLC (United Kingdom)*	12,800		155,763
Canadian Natural Resources, Ltd. (Canada)*	3,000		159,318
ChevronTexaco Corp.	20,300	[4]	1,335,333
China Petroleum and Chemical Corp., Class H (Hong Kong)	368,000		210,144
ConocoPhillips Co.	15,610	[4]	1,071,470
Devon Energy Corp.*	15,800	[4]	1,021,312
Dynegy, Inc., Class A*	30,600		172,278
Eni S.p.A. (Italy)	14,900		457,121
Halliburton Co.*	17,200	[4]	573,792

Managers Fremont Global Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Energy (continued)
Hess Corp.*	600	[4]	$31,740
Lone Star Technologies, Inc.	3,400		160,140
Marathon Oil Corp.	200		18,128
Mirant Corp.	7,200	[4]	191,304
MOL Magyar Olaj- es Gazipari Rt. (Hungary)	1,970	[4]	218,173
Oil States International, Inc.	1,800	[4]	57,888
Overseas Shipholding Group, Inc.	6,800	[4]	437,852
PetroChina Co., Ltd. (China)	100,000		114,155
Petroleo Brasileiro S.A. (Brazil)	5,300		439,052
Repsol YPF, S.A. (Spain)	14,900		420,071
Smith International, Inc.*	22,100	[4]	984,997
Statoil ASA (Norway)	15,650		468,395
SulphCo, Inc.*	10,300	[4]	62,624
Suncor Energy, Inc. (Canada)*	4,400		354,776
Tenaris S.A. (Luxembourg)*	7,100	[4]	276,332
Tesoro Corp.*	1,400		104,720
Total SA (France)*	8,002		544,976
Universal Compression Holdings, Inc.*	200	[4]	12,740
Total Energy			11,296,256
Financials - 16.1%
Allstate Corp., The*	10,300		585,246
American Express Co.*	16,900	[4]	879,814
American Home Mortgage Investment Corp.	1,000		34,920
American International Group, Inc.*	15,740		954,946
Assurances Generales de France (France)*	2,900		350,537
Aviva PLC (United Kingdom)*	30,100		404,049
Banco Bilbao Vizcaya Argentaria SA (Spain)	10,487		223,444
Bank of America Corp.*	42,589		2,194,611
Barclays PLC (United Kingdom)*	36,700		430,979
Bear, Stearns & Co., Inc.*	3,000		425,610
BNP Paribas SA (France)	2,100		204,559
British Land Company, PLC (United Kingdom)*	10,974		280,399
Cash Systems, Inc.*	22,400		168,000
CB Richard Ellis Group, Inc.*	20,700		487,071
Chicago Mercantile Exchange Holdings, Inc.	2,500	[4]	1,153,000
Chubb Corp.	11,890		599,494
Citigroup, Inc.	42,900		2,072,498

Managers Fremont Global Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
Commerzbank AG (Germany)*	11,570		$405,246
Credit Agricole SA (France)	8,400		337,720
Credit Suisse Group (Switzerland)	8,200		459,614
Deutsche Boerse AG (Germany)	274		38,858
Erste Bank der oesterreichischen Sparkassen AG (Austria)	4,555		262,956
Euronext NV (Netherlands)	3,177		285,440
Fannie Mae Co.*	3,600	[4]	172,476
Fortis (Belgium)	6,100		216,979
Franklin Resources, Inc.*	9,300		850,485
Friends Provident PLC (United Kingdom)*	73,000		248,414
Goldman Sachs Group, Inc.*	6,000		916,500
Hartford Financial Services Group, Inc.*	2,200		186,648
HBOS PLC (United Kingdom)*	26,370		480,294
ING Groep NV (Netherlands)	19,700		799,453
JPMorgan Chase & Co.*	4,600		209,852
KBC Bank & Insurance Group, Inc. (Belgium)*	2,422		264,095
Kookmin Bank, Sponsored ADR (South Korea)	2,900	[4]	250,096
Lehman Brothers Holdings, Inc.	15,800		1,026,210
Leopalace21 Corp. (Japan)	3,200		112,080
Man Group PLC (United Kingdom)*	6,177		283,448
Merrill Lynch & Co., Inc.	6,100	[4]	444,202
MGIC Investment Corp.	400	[4]	22,764
Moody’s Corp.	15,400	[4]	845,152
Morgan Stanley Co.	11,800		784,700
Muenchener Rueckversicherungs AG (Germany)	3,400		468,037
National City Corp.	4,600	[4]	165,600
North Fork Bancorporation, Inc.	14,740		417,584
ORIX Corp. (Japan)*	2,690		702,148
PMI Group, Inc.	7,400	[4]	314,204
Radian Group, Inc.*	5,600		344,568
Royal Bank of Scotland Group PLC (United Kingdom)*	15,900		517,864
Safeco Corp.*	6,200		333,064
Shinsei Bank, Ltd. (Japan)*	40,000		249,641
Shun TAK Holdings, Ltd. (Hong Kong)	128,000	[4]	164,958
Sino Land Company, Ltd. (Hong Kong)	55,401	[4]	93,421
Societe Generale (France)	2,600		388,268
Sovereign Bancorp, Inc.*	8,610	[4]	177,710

Managers Fremont Global Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
Standard Bank Group, Ltd. (South Africa)*	17,500		$192,378
Standard Chartered, PLC (United Kingdom)	9,355		236,848
Sumitomo Mitsui Financial Group, Inc. (Japan)	48		511,254
Sumitomo Realty & Development Co., Ltd. (Japan)	10,000		248,837
Thornburg Mortgage, Inc.*	2,800	[4]	71,680
UBS AG (Switzerland)*	9,700		528,001
Unibail (France)	696	[4]	129,267
Washington Mutual, Inc.*	23,100	[4]	1,032,570
Total Financials			28,640,761
Health Care - 8.1%
Abbott Laboratories Co.*	16,700		797,759
Aetna, Inc.*	6,200		195,238
Amgen, Inc.*	24,200		1,687,707
AngioDynamics, Inc.*	4,400		101,200
Applera Corp. - Applied Biosystems Group	3,800	[4]	122,170
AstraZeneca PLC (United Kingdom)	11,835		722,477
Becton, Dickinson & Co.*	400		26,368
Cardica, Inc.*	5,700	[4]	36,366
Cepheid, Inc.*	6,500		59,280
CIGNA Corp.*	600		54,750
Conceptus, Inc.*	13,300		200,963
Cyberonics, Inc.*	2,800	[4]	60,004
Daiichi Sankyo Co., Ltd. (Japan)*	10,000		275,044
DexCom, Inc.*	10,600		126,034
Eclipsys Corp.*	5,200		101,504
Eisai Co., Ltd. (Japan)	6,900		318,850
Elan Corp., PLC -Sponsored ADR (Ireland)*	12,200	[4]	187,148
Essilor International SA (France)	2,325		232,680
Forest Laboratories, Inc.*	4,200		194,502
Gilead Sciences, Inc.*	14,400		885,312
GlaxoSmithKline PLC (United Kingdom)*	3,500		96,842
Harvard Bioscience, Inc.*	11,200		50,400
HCA, Inc.*	12,570	[4]	617,941
ICON PLC (Ireland)*	2,700		177,768
IMS Health, Inc.*	2,600		71,344
Isis Pharmaceuticals, Inc.*	7,600	[4]	45,676
Kinetic Concepts, Inc.	2,400		106,944

Managers Fremont Global Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care (continued)
Medco Health Solutions, Inc.	17,500		$1,038,275
Medtronic, Inc.	16,400	[4]	828,528
Merck & Co., Inc.	13,800		555,726
Mylan Laboratories, Inc.	39,000	[4]	856,440
NeoPharm, Inc.	29,062	[4]	132,232
NxStage Medical, Inc.*	4,700		40,279
Omnicell, Inc.	9,500		154,850
Pfizer, Inc.	38,500		1,000,615
Regeneration Technologies, Inc.*	34,000		198,560
Roche Holding AG (Switzerland)	2,741		487,794
Sanofi-Synthelabo SA (France)	11,247		1,068,187
Sierra Health Services, Inc.*	6,600	[4]	284,988
Sonosite, Inc.*	5,100		164,628
Tenet Healthcare Corp.*	8,800	[4]	52,096
Vital Images, Inc.*	2,200		49,984
Total Health Care			14,465,453
Industrials - 8.5%
Asahi Glass Co., Ltd. (Japan)	4,000		51,254
BAE Systems PLC (United Kingdom)*	36,800		245,812
British Airways PLC (United Kingdom)*	49,297		356,543
Buzzi Unicem S.p.A (Italy)	9,100		207,951
Caterpillar, Inc.	12,000		850,440
Cendant Corp.	35,880		538,559
CoStar Group, Inc.*	789		34,219
Cummins, Inc.*	2,200	[4]	257,400
easyJet PLC (United Kingdom)*	14,728		122,804
Eaton Corp.*	4,200		269,220
Emerson Electric Co.*	8,150		643,198
European Aeronautic Defense and Space Co. (Netherlands)*	8,400		242,555
Flow International Corp.*	7,600	[4]	102,600
General Electric Co.*	44,900		1,467,780
Gevity HR, Inc.*	4,300		95,503
Global Traffic Network, Inc.*	14,300		77,935
Honeywell International, Inc.*	11,100		429,570
Illinois Tool Works, Inc.	800		36,584
Insituform Technologies, Inc.*	2,700	[4]	58,185

Managers Fremont Global Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials (continued)
Joy Global, Inc.	9,162		$343,758
Koyo Seiko Co., Ltd. (Japan)	3,100		57,908
KVH Industries, Inc.	12,200	[4]	145,912
L-3 Communications Holdings, Inc.	12,000		883,800
Lennox International, Inc.	3,200		72,992
MAN AG (Germany)	3,400		245,624
Masco Corp.	25,600	[4]	684,288
Mitsui O.S.K. Lines, Ltd. (Japan)	25,000		165,031
Northrop Grumman Corp.*	4,400		291,236
PACCAR, Inc.	1,800	[4]	145,350
Parker Hannifin Corp.	5,600		404,544
PDG Environmental, Inc.	34,300		51,450
Pitney Bowes, Inc.	30,400		1,256,128
Powell Industries, Inc.*	3,700		86,691
Raytheon Co.*	18,400		829,288
Ryanair Holdings PLC (Ireland)*	3,700	[4]	209,087
Ryder System, Inc.*	400		20,160
SNC-Lavalin Group, Inc. (Canada)*	8,300		209,095
Sumitomo Heavy Industries, Ltd. (Japan)	31,000		269,321
TVI Corp.*	58,200		185,658
Tyco International, Ltd.*	23,400	[4]	610,506
United Technologies Corp.*	22,000		1,368,180
Wright Express Corp. (France)*	2,373		515,922
Total Industrials			15,140,041
Information Technology - 8.4%
Airspan Networks, Inc.*	27,500	[4]	51,700
Aladdin Knowledge Systems, Ltd. (Israel)*	3,800	[4]	55,366
Anaren Microwave, Inc.*	10,800		192,996
Apple Computer, Inc.*	13,600		924,256
ARM Holdings PLC (United Kingdom)*	194,150		421,621
Arrow Electronics, Inc.*	8,000		226,080
ASML Holding N.V. (Netherlands)	14,132		279,759
Astro-Med, Inc.*	2,125		21,250
ATMI, Inc.*	15,000		398,550
AudioCodes, Ltd. (Israel)*	20,000		194,000
Bankrate, Inc.*	600	[4]	18,054
Bottomline Technologies, Inc.*	4,100		30,504

Managers Fremont Global Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
CalAmp Corp.*	13,600		$85,544
Cascade Microtech, Inc.*	2,800		32,116
Ceragon Networks, Ltd. (Israel)*	40,400		187,860
Cisco Systems, Inc.	11,200		199,920
Cognizant Technology Solutions Corp.	18,000		1,178,819
CyberOptics Corp.*	5,000		65,150
Eagle Test Systems, Inc.*	6,300	[4]	104,958
EarthLink, Inc.*	3,000	[4]	21,630
eCollege.com*	4,300		87,763
EDGAR Online, Inc.*	8,600	[4]	37,238
Equinix, Inc.*	7,300	[4]	382,374
Exar Corp.*	1,000		12,950
Exfo Electro-Optical Engineering, Inc. (Canada)*	38,500		200,200
FEI Co.*	8,700		189,486
First Data Corp.*	11,350		463,648
Flextronics International, Ltd. (Singapore)*	18,100		205,254
Global Payments, Inc.*	1,600		68,064
Google, Inc.*	1,200		463,920
Identix, Inc.	11,612		91,967
IKON Office Solutions, Inc.	2,000	[4]	27,620
Imation Corp.	600	[4]	24,432
Ingram Micro, Inc., Class A*	7,200		126,936
Intel Corp.	24,374		438,732
Intergraph Corp.*	3,800		135,014
Internap Network Services Corp.*	6,620	[4]	80,433
International Business Machines Corp.*	9,350		723,784
Lightbrigde, Inc.	5,000		57,750
Logitech International S.A. (Switzerland)*	20,582		418,532
Motorola, Inc.	14,400	[4]	327,744
NCI, Inc., Class A	4,500		61,020
NCR Corp.	1,600	[4]	51,424
Nintendo Co., Ltd. (Japan)*	2,800		522,947
On Track Innovations, Ltd. (Israel)*	3,700		35,927
Online Resources Corp.	8,400		88,116
OPNET Technologies, Inc.	11,200		141,792
Optibase Ltd. (Israel)*	22,700	[4]	63,106
Optical Communication Products, Inc.	44,200		78,676

Managers Fremont Global Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Paychex, Inc.	3,200		$109,376
PLX Technology, Inc.	3,100		28,427
Power Integrations, Inc.*	8,300		131,970
Quanta Computer, Inc. (Taiwan)*	26,670		190,365
Rae Systems, Inc.*	21,400	[4]	78,966
Reynolds & Reynolds Co., The, Class A*	1,800	[4]	63,702
RightNow Technologies, Inc.*	5,800		70,354
Rudolph Technologies, Inc.*	4,200		58,422
Sabre Holdings Corp.*	4,200	[4]	86,940
Samsung Electronics Co., Ltd., GDR (a) (South Korea)*	2,072		659,086
Seagate Technology, Inc.*	32,500	[4]	754,000
Silicon Motion Technology Corp., ADR (Taiwan)*	8,100		108,378
Simpletech, Inc.*	5,100		28,560
SRS Labs, Inc.*	13,700		68,363
Standard Microsystems Corp.*	2,000		53,160
Stratasys, Inc.*	3,000	[4]	82,980
Stratex Networks, Inc.*	28,500		100,035
Symantec Corp.*	35,700	[4]	620,109
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	33,968		294,503
Techwell, Inc.*	9,600		100,800
Terayon Communication Systems, Inc.*	72,700		60,341
Texas Instruments, Inc.*	2,000	[4]	59,560
The Knot, Inc.	4,500		85,770
Witness Systems, Inc.*	6,700		106,731
Xerox Corp.*	43,170	[4]	608,265
Total Information Technology			14,906,145
Materials - 2.2%
Arkema, Inc. (France)*	120	[4]	4,651
BHP Billiton PLC (United Kingdom)*	10,869		206,019
Calgon Carbon Corp.*	25,600	[4]	155,136
Cameco Corp. (Canada)*	6,600		263,340
Cemex SA de CV (Mexico)	8,260		233,923
Compania Vale do Rio Doce - ADR (Brazil)	16,300	[4]	378,160
Eastman Chemical Co.*	400	[4]	19,852
JFE Holdings, Inc. (Japan)	14,300		571,533
Louisana-Pacific Corp.	4,000	[4]	80,000
Lyondell Chemical Co.	12,200	[4]	271,694

Managers Fremont Global Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Materials (continued)
Mitsui Chemicals, Inc. (Japan)	27,000		$169,526
Northern Technologies International Corp.*	6,050		43,258
Nucor Corp.*	1,800		95,706
Phelps Dodge Corp.	6,400		558,976
POSCO, Sponsored ADR (South Korea)	5,300		327,222
Symyx Technologies, Inc.*	7,300		179,653
Xstrata PLC (United Kingdom)*	8,000		343,869
Total Materials			3,902,518
Telecommunication Services - 2.2%
America Movil, S.A. de C.V. (Mexico)*	11,100		397,158
Broadwing Corp.*	2,200	[4]	20,218
Centurytel, Inc.	12,800	[4]	493,696
China Netcom Group Corp., (HK) Ltd. (Hong Kong)*	62,000		112,961
Cogent Comminications Group, Inc.	9,800		$87,906
Embarq Corp.*	1,885	[4]	85,296
Nippon Telegraph & Telephone Corp. (Japan)*	22		114,259
Qwest Communications International, Inc.*	29,200	[4]	233,308
Rogers Communications, Inc. (Canada)*	4,600		196,527
Sprint Nextel*	39,703	[4]	786,119
Verizon Communications, Inc.*	25,330		856,661
Vodafone Group PLC (United Kingdom)*	210,088		456,217
Total Telecommunication Services			3,840,326
Utilities - 1.6%
American Electric Power Co., Inc.*	3,400		122,808
E.ON AG (Germany)	4,500		542,204
Edison International*	800		33,104
Endesa, S.A. (Spain)	8,800		300,553
Energen Corp.*	7,800		332,436
Exelon Corp.*	12,000	[4]	694,800
FirstEnergy Corp.*	400		22,400
National Fuel Gas Co.	1,600	[4]	59,424
RWE AG (Germany)*	2,470		216,832
Veolia Environnement (France)*	10,192		554,855
Total Utilities			2,879,416
Total Common Stocks (cost $101,920,756)			116,295,289

Managers Fremont Global Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds- 10.6%
Banque De Tunisie, 3.300%, 08/02/10	JPY	100,000,000		$920,083
BAT International Finance PLC, 5.125%, 07/09/13	EUR	1,000,000		1,312,777
Deutsche Bahn Finance BV, 5.000%, 06/10/08	EUR	2,000,000		1,336,364
Fidelity International Ltd., 6.250%, 03/21/12	EUR	1,000,000		1,395,911
Ford Credit of Canada Ltd., 7.250%, 12/07/07	GBP	500,000		918,224
France Telecom SA, 7.000%, 12/23/09	EUR	1,500,000		2,089,163
General Electric Capital Australia Funding Property Ltd., 7.000%, 09/15/09	AUD	2,000,000		1,552,626
General Electric Capital Corp., 3.250%, 04/15/13[1]	USD	1,000,000		959,790
General Electric Capital Corp., Series A, 3.589%, 01/03/08[1]	USD	1,000,000		1,001,729
General Motors Acceptance Corp., 7.500%, 12/01/06	NZD	1,000,000		611,261
Glencore Funding LLC, 6.000%, 04/15/04 (a)	USD	500,000		465,749
HSBC Finance Corp., 1.790%, 09/18/15	USD	100,000,000		833,863
Kazkommerts International BV, 7.875%, 04/07/14 (a)	USD	1,750,000	[4]	1,758,750
Pacific Life Funding LLC, 6.500%, 04/15/08	AUD	1,000,000		765,011
Pemex Project Funding Master Trust, 6.625%, 04/04/10	EUR	1,500,000		2,061,916
Shinhan Bank, 5.663%, 03/02/35[1]	EUR	1,000,000		921,605
Total Corporate Bonds (cost $18,179,538)				18,904,822
Foreign Government Obligations - 15.8%
Bonos Y Obligaciones Del Estado (Spain), 5.500%, 07/30/17	EUR	1,000,000		1,450,082
Canadian Government, 4.500%, 06/01/15	CAN	1,700,000		1,522,219
Canadian Government, 5.250%, 06/01/13	CAN	1,600,000		1,495,619
Deutschland Republic, 3.250%, 07/04/15	EUR	1,000,000		1,218,304
Development Bank Of Japan, 1.700%, 09/20/22	JPY	100,000,000		816,436
Eurofima, 6.000%, 01/28/14	AUD	2,000,000		1,509,503
Finnish Government, 5.750%, 02/23/11	EUR	1,000,000		1,386,273
France, Government of, 3.000%, 07/25/12	EUR	2,203,200		3,040,888
France, Government of, 3.150%, 07/25/32	EUR	626,470		1,009,400
France, Government of, 3.400%, 07/25/29	EUR	1,162,118		1,900,592
France, Government of, 8.500%, 10/25/19	EUR	1,000,470		1,859,228
International Finance Corp., 6.750%, 07/15/09	NZD	1,000,000		612,963
Norwegian Government, 5.000%, 05/15/15	NOK	6,000,000		1,014,935
Norwegian Government, 5.500%, 05/15/09	NOK	15,500,000		2,651,534
Norwegian Government, 6.000%, 05/16/11	NOK	5,000,000		878,829
Singapore, Government of, 3.500%, 07/01/12	SGD	1,600,000		1,021,173
Singapore, Government of, 3.625%, 07/01/14	SGD	1,500,000		961,767
U.K. Gilts, 4.000%, 03/07/09	GBP	1,000,000		1,834,666

Managers Fremont Global Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Foreign Government Obligations (continued)
U.K. Gilts, 4.750%, 03/04/20	GBP	1,000,000		$1,904,900
Total Foreign Government Obligations (cost $25,312,041)				28,089,311
U.S. Government and Agency Obligations - 3.3%
Federal National Mortgage Association - 0.9%
FNMA Gold Pool, 5.500%, 12/01/15	USD	940,420		933,254
FNMA, 6.000%, 10/01/24	USD	693,829		696,704
Total Federal National Mortgage Association				1,629,958
United States Treasury Bonds - 2.4%
USTB, 1.875%, 07/15/13	USD	1,104,180	[4]	1,067,475
USTB, 2.000%, 01/15/14	USD	1,095,760	[4]	1,065,541
U.S. Treasury Inflation Indexed Bonds, 0.875%, 04/15/10	USD	2,135,680		2,021,806
Total United States Treasury Bonds				4,154,822
Total U.S. Government and Agency Obligations (cost $6,020,023)				5,784,780

		Shares
Warrants - 0.1%
United Microelectronics Corp. Warrants, Exp. 12/31/06 (Taiwan) (cost $221,666)		334,600		184,030
Other Investment Companies - 18.0%[5]
Bank of New York Institutional Cash Reserves Fund, 5.32%[3]		25,901,711		25,901,711
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.13%		6,050,678		6,050,678
Total Other Investment Companies (cost $31,952,389)				31,952,389
Total Investments - 113.2% (cost $183,606,413)				201,210,621
Other Assets, less Liabilities - (13.2)%				(23,512,611)
Net Assets - 100.0%				$177,698,010

Managers International Growth Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 104.6%
Consumer Discretionary - 20.2%
Carphone Warehouse Group, The (United Kingdom)*	82,660		$426,018
Debenhams PLC (United Kingdom)*	46,838		157,489
EMI Group PLC (United Kingdom)*	74,782		357,350
Grupo Televisa S. A. (Mexico)*	10,300		190,756
Kesa Electricals PLC (United Kingdom)*	17,403		100,741
Koninklijke (Royal) Phillips Electronics N.V. (Netherlands)	10,421		343,320
LVMH Moet Hennessy Louis Vuitton SA (France)*	2,057		206,757
OPAP SA (Greece)	9,203		334,699
Peugeot SA (France)	4,234		222,516
Rakuten, Inc. (Japan)	890		423,475
Reed Elsevier PLC (United Kingdom)*	9,592		95,731
SUZUKI MOTOR Corp. (Japan)	8,600		210,670
Swatch Group AG, The (Switzerland)	7,334		266,947
Toyota Motor Corp. (Japan)	4,500		236,868
Total Consumer Discretionary			3,573,337
Consumer Staples - 14.7%
Boots Group PLC (United Kingdom)*	24,063		353,402
Fomento Economico Mexicano SA de CV (Mexico)*	900		79,020
Groupe Danone (France)*	3,774		498,937
Japan Tobacco, Inc. (Japan)	118		452,568
Nestle SA (Switzerland)	806		264,217
Reckitt Benckiser PLC (United Kingdom)*	5,859		235,210
Swedish Match AB (Sweden)	14,800		244,479
Tesco PLC (United Kingdom)*	70,521		473,795
Total Consumer Staples			2,601,628
Energy - 6.4%
Statoil ASA (Norway)	14,350		429,487
Suncor Energy, Inc. (Canada)*	3,300		266,082
Tenaris S.A. (Luxembourg)*	5,900	[4]	229,628
Total SA (France)*	3,092		210,580
Total Energy			1,135,777
Financials - 20.4%
Banco Bilbao Vizcaya Argentaria SA (Spain)	8,614		183,536
British Land Co., PLC (United Kingdom)*	9,304		237,728
Commerzbank AG (Germany)*	10,485		367,243

Managers International Growth Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
Deutsche Boerse AG (Germany)	378		$53,607
Erste Bank der oesterreichischen Sparkassen AG (Austria)	4,262		246,041
Euronext NV (Netherlands)	3,878		348,422
KBC Bank & Insurance Group, Inc. (Belgium)*	2,090		227,893
Man Group PLC (United Kingdom)*	5,607		257,292
ORIX Corp. (Japan)*	700		182,715
Shinsei Bank, Ltd. (Japan)*	44,000		274,605
Shun TAK Holdings, Ltd. (Hong Kong)	112,000	[4]	144,338
Standard Chartered, PLC (United Kingdom)	8,432		213,480
Sumitomo Realty & Development Co., Ltd. (Japan)	11,000		273,721
UBS AG (Switzerland)*	9,100		495,342
Unibail (France)	560	[4]	104,008
Total Financials			3,609,971
Health Care - 13.8%
AstraZeneca PLC (United Kingdom)	7,312		446,367
Daiichi Sankyo Co., Ltd. (Japan)*	11,100		305,298
Eisai Co., Ltd. (Japan)	7,700		355,818
Elan Corp., PLC -Sponsored ADR (Ireland)*	11,400	[4]	174,876
Essilor International SA (France)	1,853		185,443
Roche Holding AG (Switzerland)	2,292		407,889
Sanofi-Synthelabo SA (France)	5,867		557,220
Total Health Care			2,432,911
Industrials - 7.6%
Asahi Glass Co., Ltd. (Japan)	4,000		51,254
British Airways PLC (United Kingdom)*	41,792		302,263
easyJet PLC (United Kingdom)*	13,874		115,683
Koyo Seiko Co., Ltd. (Japan)	2,900		54,172
Ryanair Holdings PLC (Ireland)*	3,400	[4]	192,134
SNC-Lavalin Group, Inc. (Canada)*	6,400		161,230
Wright Express Corp. (France)*	2,143		465,918
Total Industrials			1,342,654
Information Technology - 11.6%
ARM Holdings PLC (United Kingdom)*	164,686		357,636
ASML Holding N.V. (Netherlands)	11,255		222,805
Logitech International S.A. (Switzerland)*	18,725		380,770
Nintendo Co., Ltd. (Japan)*	3,200		597,654
Samsung Electronics Co., Ltd., GDR (a) (South Korea)*	1,503		478,092
Total Information Technology			2,036,957

Managers International Growth Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Materials - 4.2%
BHP Billiton PLC (United Kingdom)*	10,493		$198,892
Cameco Corp. (Canada)*	5,200		207,480
Compania Vale do Rio Doce - ADR (Brazil)	14,700	[4]	341,040
Total Materials			747,412
Telecommunication Services - 2.8%
America Movil, S.A. de C.V. (Mexico)*	8,500		304,130
Rogers Communications, Inc. (Canada)*	4,300		183,710
Total Telecommunication Services			487,840
Utilities - 2.9%
Veolia Environnement (France)*	9,496		516,964
Total Common Stocks (cost $17,518,531)			18,485,451
Other Investment Companies - 6.0%[5,3]
Bank of New York Institutional Cash Reserves Fund, 5.32%	1,064,097		1,064,097
Total Investments - 110.6% (cost $18,582,628)			19,549,548
Other Assets, less Liabilities - (10.6)%			(1,888,831)
Net Assets - 100.0%			$17,660,717

Managers AMG FQ U.S. Equity Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 99.3%
Consumer Discretionary - 5.1%
American Eagle Outfitters, Inc.	19,800		$650,628
J.C. Penney Co., Inc.	35,000	[4]	2,203,600
McGraw-Hill Companies, Inc., The	2,200		123,860
NTL, Inc.*	2,600		59,410
Pantry, Inc., The*	7,800	[4]	384,462
Starbucks Corp.*	3,600	[4]	123,336
Target Corp.	5,800		266,336
Total Consumer Discretionary			3,811,632
Consumer Staples - 6.2%
ConAgra Foods, Inc.	45,000	[4]	967,500
Kroger Co.	107,000	[4]	2,453,510
Loews Corp. - Carolina Group	18,800		1,078,744
Pilgrim’s Pride Corp., Class B	5,200	[4]	132,912
Total Consumer Staples			4,632,666
Energy - 9.0%
Anadarko Petroleum Corp.	3,800		173,812
Apache Corp.	1,000	[4]	70,470
Atwood Oceanics, Inc.*	5,600	[4]	262,808
ChevronTexaco Corp.	20,400	[4]	1,341,912
ConocoPhillips Co.	29,000		1,990,560
Devon Energy Corp.	6,400		413,696
Hess Corp.	2,200	[4]	116,380
Lone Star Technologies, Inc.*	9,200		433,320
Marathon Oil Corp.	800		72,512
Oil States International, Inc.*	5,200	[4]	167,232
Overseas Shipholding Group, Inc.	19,600	[4]	1,262,044
Tesoro Corp.	4,200		314,160
Universal Compression Holdings, Inc.*	800	[4]	50,960
Total Energy			6,669,866
Financials - 25.8%
American Home Mortgage Investment Corp.	4,000		139,680
Bank of America Corp.	70,600		3,638,019
Bear, Stearns & Co., Inc.	8,800		1,248,456
Chubb Corp.	15,000		756,300
Citigroup, Inc.	73,600		3,555,616
Fannie Mae Co.	10,600	[4]	507,846
Goldman Sachs Group, Inc.	17,400		2,657,850
Hartford Financial Services Group, Inc.	6,200		526,008
JPMorgan Chase & Co.	14,400		656,928
Lehman Brothers Holdings, Inc.	10,400		675,480
MGIC Investment Corp.	1,400		79,674

Managers AMG FQ U.S. Equity Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
National City Corp.	13,000	[4]	$468,000
PMI Group, Inc.	20,800	[4]	883,168
Radian Group, Inc.	16,000		984,480
Safeco Corp.	17,800		956,216
Sovereign Bancorp, Inc.	25,410	[4]	524,462
Thornburg Mortgage, Inc.	6,200	[4]	158,720
W Holding Co., Inc.	7,800	[4]	41,106
Washington Mutual, Inc.	17,400	[4]	777,780
Total Financials			19,235,789
Health Care - 15.7%
Abbott Laboratories Co.	1,000		47,770
Aetna, Inc.	18,400		579,416
Amgen, Inc.*	39,600		2,761,704
Applera Corp. - Applied Biosystems Group	11,400	[4]	366,510
Becton, Dickinson & Co.	800		52,736
CIGNA Corp.	1,600		146,000
Forest Laboratories, Inc.*	12,600		583,506
IMS Health, Inc.	7,400		203,056
Isis Pharmaceuticals, Inc.*	17,400	[4]	104,574
Kinetic Concepts, Inc.*	7,000		311,920
Merck & Co., Inc.	39,400		1,586,638
Mylan Laboratories, Inc.	112,100	[4]	2,461,716
PDI, Inc.*	4,800		73,344
Pfizer, Inc.	57,600		1,497,024
Sierra Health Services, Inc.*	18,400	[4]	794,512
Tenet Healthcare Corp.*	25,800	[4]	152,736
Total Health Care			11,723,162
Industrials - 13.6%
Cummins, Inc.	6,600	[4]	772,200
Eaton Corp.	12,200		782,020
Illinois Tool Works, Inc.	2,800		128,044
Lennox International, Inc.	9,600		218,976
Masco Corp.	72,600	[4]	1,940,598
Northrop Grumman Corp.	12,000		794,280
PACCAR, Inc.	4,600		371,450
Parker Hannifin Corp.	16,200		1,170,288
Pitney Bowes, Inc.	36,400		1,504,048
Raytheon Co.	53,200		2,397,724
Ryder System, Inc.	1,100		55,440
Total Industrials			10,135,068
Information Technology - 10.2%
Arrow Electronics, Inc.*	24,000		678,240

Managers AMG FQ U.S. Equity Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
Cisco Systems, Inc.*	6,200		$110,670
EarthLink, Inc.*	7,000	[4]	50,470
Exar Corp.*	6,600		85,470
Global Payments, Inc.	4,600	[4]	195,684
Google, Inc.*	3,600		1,391,760
IKON Office Solutions, Inc.	8,000	[4]	110,480
Imation Corp.	2,400	[4]	97,728
Ingram Micro, Inc., Class A*	20,200		356,126
Intel Corp.	76,000		1,368,000
Intergraph Corp.*	14,200		504,526
International Business Machines Corp.	11,200		866,992
Motorola, Inc.	42,700	[4]	971,852
NCR Corp.*	5,400	[4]	173,556
Paychex, Inc.	8,200		280,276
Reynolds & Reynolds Co., The, Class A	4,400		155,716
Sabre Holdings Corp.	11,600	[4]	240,120
Total Information Technology			7,637,666
Materials - 4.0%
Eastman Chemical Co.	800	[4]	39,704
Louisana-Pacific Corp.	10,400		208,000
Lyondell Chemical Co.	38,600	[4]	859,622
Nucor Corp.	5,600		297,752
Phelps Dodge Corp.	18,200		1,589,588
Total Materials			2,994,666
Telecommunication Services - 6.2%
Broadwing Corp.*	6,400		58,816
Centurytel, Inc.	37,200	[4]	1,434,804
Qwest Communications International, Inc.*	86,400	[4]	690,336
Verizon Communications, Inc.	73,100		2,472,242
Total Telecommunication Services			4,656,198
Utilities - 3.5%
American Electric Power Co., Inc.	10,400		375,648
Dynegy, Inc., Class A *	88,800		499,944
Energen Corp.	22,200		946,164
FirstEnergy Corp.	1,200		67,200
Mirant Corp.*	21,200		563,284
National Fuel Gas Co.	4,000	[4]	148,560
Total Utilities			2,600,800
Total Common Stocks (cost $68,827,573)			74,097,513
Other Investment Companies - 25.7%[5]
Bank of New York Institutional Cash Reserves Fund, 5.32%[3]	18,764,351		18,764,351

Managers AMG FQ U.S. Equity Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Other Investment Companies (continued)
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.13%	367,932	$367,932
Total Other Investment Companies (cost $19,132,283)		19,132,283
Total Investments - 125.0% (cost $87,959,856)		93,229,796
Other Assets, less Liabilities - (25.0)%		(18,643,932)
Net Assets - 100.0%		$74,585,864

Managers Small Cap Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 94.1%
Consumer Discretionary - 8.6%
Aaron Rents, Inc.*	16,900	[4]	$407,966
Advance Auto Parts, Inc.*	13,850		419,240
Gaylord Entertainment Co., Class A*	19,000	[4]	726,180
Hibbett Sporting Goods, Inc.*	13,500		266,760
Kerzner International, Ltd.*	6,000	[4]	480,000
Marvel Entertainment, Inc.	29,000	[4]	512,720
Monro Muffler Brake, Inc.	16,200	[4]	502,362
NetFlix, Inc.	19,500	[4]	403,455
Orient-Express Hotels, Ltd.*	20,900		761,805
Outdoor Channel Holdings, Inc.	31,600	[4]	331,484
Pool Corp.	50,250	[4]	1,956,233
Williams Scotsman International, Inc.*	28,600	[4]	610,038
Total Consumer Discretionary			7,378,243
Consumer Staples - 3.8%
Allion Healthcare, Inc.*	31,200		241,800
Central Garden & Pet Co.	23,900		945,006
Herbalife Ltd.*	27,200	[4]	971,584
Inter Parfums, Inc.	24,400		445,300
United Natural Foods, Inc.*	21,600	[4]	651,024
Total Consumer Staples			3,254,714
Energy - 6.9%
Brigham Exploration Co.*	64,100	[4]	460,238
Denbury Resources, Inc.*	36,100		1,251,587
Hydril Co.*	8,200		568,014
Pioneer Drilling Co.	23,600		360,372
Quicksilver Resources, Inc. *	18,850	[4]	666,536
TODCO, Class A*	25,800	[4]	983,238
Universal Compression Holdings, Inc.*	26,000		1,656,200
Total Energy			5,946,185
Financials - 12.1%
Argonaut Group, Inc.	25,300		737,748
Assured Guaranty, Ltd.*	24,700		629,850
Bancshares of Florida, Inc.*	16,400		355,388
Clayton Holdings, Inc.	47,000	[4]	613,350
Cohen & Steers, Inc.	17,900	[4]	454,481
CVB Financial Corp.*	37,041	[4]	551,540

Managers Small Cap Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (continued)
Investors Financial Services Corp.*	30,400	[4]	$1,362,528
Jefferies Group, Inc.*	29,800	[4]	774,204
Markel Corp.	3,100		1,056,015
Midwest Banc Holdings, Inc.	19,700	[4]	429,657
optionsXpress, Inc.	25,400		664,972
Primus Guaranty, Ltd.*	56,900	[4]	671,420
PrivateBancorp, Inc.*	9,900	[4]	465,399
Resource Capital Corp.*	23,800		306,544
Texas Capital Bancshares, Inc.*	11,200	[4]	217,840
Trammell Crow Co.*	23,200	[4]	799,472
UCBH Holdings, Inc.*	20,300	[4]	338,604
Total Financials			10,429,012
Health Care - 21.2%
Adeza Biomedical Corp.*	32,900		500,080
Advisory Board Co., The*	16,100		745,913
Amedisys, Inc.*	11,500	[4]	439,185
American Dental Partners, Inc.*	32,000	[4]	519,040
Aspect Medical Systems, Inc.*	9,200	[4]	134,780
AtriCure, Inc.*	32,200		190,624
BioMarin Pharmaceutical, Inc.*	54,000	[4]	788,940
Bio-Rad Laboratories, Inc.*	9,380		618,048
Conor Medsystems, Inc.*	27,700	[4]	767,290
DaVita, Inc.*	23,250		1,162,965
DJ Orthopedics, Inc. *	13,900	[4]	548,633
Eclipsys Corp.*	29,300	[4]	571,936
Emageon, Inc.*	32,200	[4]	486,220
Genesis HealthCare Corp.*	12,200		592,554
Haemonetics Corp.*	17,200		754,564
Integra LifeSciences Holdings Corp.*	16,700	[4]	615,562
Magellan Health Services, Inc.	34,000		1,634,380
Matria Healthcare, Inc.	22,200	[4]	547,674
MWI Veterinary Supply, Inc.	16,800	[4]	629,496
Panacos Pharmaceuticals, Inc.	53,300	[4]	255,840
Pediatrix Medical Group, Inc.	25,800		1,093,920
Pharmion Corp.	27,100	[4]	466,662
PolyMedica Corp.	19,095	[4]	739,167
Respironics, Inc.*	35,400		1,259,532

Managers Small Cap Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care (continued)
Stereotaxis, Inc.*	51,000	[4]	$436,050
Symmetry Medical, Inc.*	18,000		261,540
Syneron Medical Ltd.*	26,400	[4]	510,444
VCA Antech, Inc.*	27,100		947,687
Total Health Care			18,218,726
Industrials - 21.0%
American Reprographics Co.*	25,000		799,500
Barrett Business Services, Inc.*	16,300	[4]	350,450
Beacon Roofing Supply, Inc.*	39,750	[4]	727,028
Corporate Executive Board Co.*	15,500		1,457,000
CoStar Group, Inc.*	17,700	[4]	767,649
Dionex Corp.*	15,200	[4]	841,320
Educate, Inc.*	6,700	[4]	38,726
FirstService Corp.*	18,800		462,104
Houston Wire & Cable Co. *	15,200		286,064
Huron Consulting Group, Inc. *	21,600		749,088
Jackson Hewitt Tax Service, Inc.*	23,500	[4]	802,055
Mobile Mini, Inc.	44,800	[4]	1,371,775
MTC Technologies, Inc.	19,600		396,508
Nuco2, Inc.	16,200	[4]	394,308
On Assignment, Inc.	51,300		438,615
Orbital Sciences Corp.	43,000		770,130
Pacer International, Inc.	21,200		632,820
Portfolio Recovery Associates, Inc.*	15,300	[4]	655,146
RBC Bearings, Inc.*	25,900		578,088
Resources Connection, Inc.*	44,400	[4]	1,050,948
Ritchie Bros. Auctioneers, Inc.*	9,500	[4]	513,000
Si International, Inc.*	20,700	[4]	564,696
Stericycle, Inc.*	13,600	[4]	913,648
UTI Worldwide, Inc.*	32,000		745,600
West Corp.*	35,400		1,689,288
Total Industrials			17,995,554
Information Technology - 20.3%
Alliance Data Systems Corp.*	55,900		2,868,788
Alvarion, Ltd.*	59,400	[4]	317,196
ATMI, Inc.*	31,700	[4]	842,269
Cognex Corp.	28,600		674,960

Managers Small Cap Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
CPI International, Inc.*	24,500		$342,510
CSG Systems International, Inc.*	16,900	[4]	440,076
Cymer, Inc.*	22,600		884,112
Global Payments, Inc.*	28,400		1,208,136
Heartland Payment Systems, Inc.*	8,100	[4]	211,005
Henry (Jack) & Associates, Inc.*	49,200		928,404
Hittite Microwave Corp.*	3,200		130,400
Informatica Corp.	23,100	[4]	322,707
J2 Global Communications, Inc.*	20,100	[4]	562,800
M Systems Flash Disk Pioneers, Ltd.*	10,600	[4]	381,600
MICROS Systems, Inc.	9,000		360,000
Microsemi Corp.	43,000		1,087,900
PDF Solutions, Inc.	52,800	[4]	596,112
RADVision Ltd.*	30,300	[4]	442,380
Semtech Corp.*	38,700	[4]	499,230
THQ, Inc.*	16,800	[4]	381,192
TRX, Inc.*	50,500		408,040
Varian Semiconductor Equipment Associates, Inc.*	32,200		1,020,740
Verint Systems, Inc.*	12,000		328,200
ViaSat, Inc.*	18,500	[4]	456,950
Volterra Semiconductor Corp.*	32,800	[4]	478,224
Wright Express Corp.*	41,800		1,251,910
Total Information Technology			17,425,841
Telecommunication Services - 0.2%
General Communication, Inc., Class A	17,900		213,547
Total Common Stocks (cost $61,083,892)			80,861,822
Other Investment Companies - 32.0%[5]
Bank of New York Institutional Cash Reserves Fund, 5.32%[3]	22,112,804		22,112,804
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.13%	5,339,489		5,339,489
Total Other Investment Companies (cost $27,452,293)			27,452,293
Total Investments - 126.1% (cost $88,536,185)			108,314,115
Other Assets, less Liabilities - (26.1)%			(22,412,584)
Net Assets - 100.0%			$85,901,531

Managers Fremont Micro-Cap Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 96.6%
Consumer Discretionary - 6.7%
Century Casinos, Inc.*	468,100	[4]	$5,195,910
dELiA*s Corp.*	210,201	[4]	1,551,283
Harris Interactive, Inc.*	792,800		4,511,032
IMAX Corp.*	476,500	[4]	5,146,200
Lakes Gaming, Inc.*	367,200	[4]	3,238,704
Nevada Gold & Casinos, Inc.*	380,600		2,268,376
Scopus Video Networks, Ltd. *	407,100	[4]	1,624,329
Total Consumer Discretionary			23,535,834
Energy - 0.8%
SulphCo, Inc.*	435,600	[4]	2,648,448
Financials - 2.0%
Cash Systems, Inc.*[7]	947,600		7,107,000
Health Care - 20.5%
AngioDynamics, Inc.*	201,400		4,632,200
Cardica, Inc.*	284,900	[4]	1,817,662
Cepheid, Inc.*	289,600		2,641,152
Conceptus, Inc.*	575,300	[4]	8,692,783
Cyberonics, Inc.*	120,800	[4]	2,588,744
DexCom, Inc.*	457,300	[4]	5,437,297
Eclipsys Corp.*	222,300		4,339,296
Harvard Bioscience, Inc.*	473,900		2,132,550
ICON PLC.*	114,700		7,551,848
NeoPharm, Inc.*[7]	1,206,120	[4]	5,487,846
NxStage Medical, Inc.*	206,200		1,767,134
Omnicell, Inc.*	397,400		6,477,620
Regeneration Technologies, Inc.*[7]	1,523,400		8,896,656
Sonosite, Inc.*	216,500		6,988,620
Vital Images, Inc.*	92,200		2,094,784
Total Health Care			71,546,192
Industrials - 10.2%
CoStar Group, Inc.*	29,400		1,275,078
Flow International Corp.*	325,600	[4]	4,395,600
Gevity HR, Inc.	186,500		4,142,165
Global Traffic Network, Inc.*	633,700		3,453,665
Insituform Technologies, Inc.*	117,700		2,536,435
KVH Industries, Inc.*	509,800	[4]	6,097,208
PDG Environmental, Inc.*[7]	1,494,900	[4]	2,242,350
Powell Industries, Inc.*	157,900		3,699,597
TVI Corp.*[7]	2,512,700		8,015,513
Total Industrials			35,857,611
Information Technology - 50.7%
Airspan Networks, Inc.*	1,160,700	[4]	2,182,116
Aladdin Knowledge Systems, Ltd.*	164,100	[4]	2,390,937
Anaren Microwave, Inc.*	462,300		8,261,301
Astro-Med, Inc.	103,478		1,034,780
ATMI, Inc.*	635,800		16,893,206
AudioCodes, Ltd.*	852,600	[4]	8,270,220
Bankrate, Inc.*	21,700	[4]	652,953
Bottomline Technologies, Inc.*	176,000		1,309,440
CalAmp Corp. *	584,500		3,676,505
Cascade Microtech, Inc.*	124,600		1,429,162
Ceragon Networks, Ltd.*[7]	1,572,200		7,310,730
CyberOptics Corp.*	219,700		2,862,691
Eagle Test Systems, Inc.*	266,200	[4]	4,434,892

Managers Fremont Micro-Cap Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
eCollege.com*	194,600		$3,971,786
EDGAR Online, Inc.*	381,300	[4]	1,651,029
Equinix, Inc.*	304,700	[4]	15,960,185
Exfo Electro-Optical Engineering, Inc.*	1,376,900		7,159,880
FEI Co.*	357,500		7,786,350
Identix, Inc.*	488,668		3,870,251
Internap Network Services Corp.*	281,360	[4]	3,418,524
Lightbridge, Inc.*	214,800		2,480,940
NCI, Inc., Class A*	202,200		2,741,832
On Track Innovations, Ltd.*	163,400	[4]	1,586,614
Online Resources Corp.*	359,000		3,765,910
OPNET Technologies, Inc.*	523,700		6,630,042
Optibase Ltd.*[7]	976,100		2,713,558
Optical Communication Products, Inc.*	1,858,600	[4]	3,308,308
PLX Technology, Inc.*	128,000		1,173,760
Power Integrations, Inc.*	365,200		5,806,680
Rae Systems, Inc.*	919,200	[4]	3,391,848
RightNow Technologies, Inc.*	248,800		3,017,944
Rudolph Technologies, Inc.*	181,700		2,527,447
Silicon Motion Technology Corp., ADR	343,100		4,590,678
Simpletech, Inc.*	212,000		1,187,200
SRS Labs, Inc. *	588,500		2,936,615
Standard Microsystems Corp.*	84,600		2,248,668
Stratasys, Inc.*	123,300	[4]	3,410,478
Stratex Networks, Inc.*	1,202,700		4,221,477
Techwell, Inc.*	407,100		4,274,550
Terayon Communication Systems, Inc.*	3,255,600		2,702,148
The Knot, Inc.*	190,400		3,629,024
Witness Systems, Inc.*	282,000		4,492,260
Total Information Technology			177.364,919
Materials - 4.6%
Calgon Carbon Corp.	1,096,700	[4]	6,646,002
Northern Technologies International Corp.*[7]	258,350		1,847,203
Symyx Technologies, Inc.*	307,100		7,557,731
Total Materials			16,050,936
Telecommunication Services - 1.1%
Cogent Communications Group, Inc.*	414,600		3,718,962
Total Common Stocks (cost $340,389,350)			337,829,902
Other Investment Companies – 15.3%[5]
Bank of New York Institutional Cash Reserves Fund, 5.32%[3]	43,790,159		43,790,159
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.13%	1,107,229		1,107,229
Vanguard Prime Money Market Fund, Institutional Class, 5.27%	8,744,389		8,744,389
Total Other Investment Companies (cost $53,641,777)			53,641,777
Total Investments – 111.9% (cost $394,031,127)			391,471,679
Other Assets, less Liabilities – (11.9)%			(41,606,971)
Net Assets - 100.0%			$349,864,708

Managers Fremont Institutional Micro-Cap Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 95.0%
Consumer Discretionary - 6.7%
Century Casinos, Inc.*	339,600	[4]	$3,769,560
dELiA*s Corp.*	150,288	[4]	1,109,125
Harris Interactive, Inc.*	591,100		3,363,359
IMAX Corp.*	342,300	[4]	3,696,840
Lakes Gaming, Inc.*	260,900		2,301,138
Nevada Gold & Casinos, Inc.*	277,000		1,650,920
Scopus Video Networks, Ltd. *	289,700		1,155,903
Total Consumer Discretionary			17,046,845
Energy - 0.8%
SulphCo, Inc.*	313,100	[4]	1,903,648
Financials - 2.0%
Cash Systems, Inc.*	681,000	[4]	5,107,500
Health Care - 20.3%
AngioDynamics, Inc.*	145,900		3,355,700
Cardica, Inc.*	205,100	[4]	1,308,538
Cepheid, Inc.*	213,500		1,947,120
Conceptus, Inc.*	410,200	[4]	6,198,122
Cyberonics, Inc.*	86,800	[4]	1,860,124
DexCom, Inc.*	325,400		3,869,006
Eclipsys Corp.*	158,900		3,101,728
Harvard Bioscience, Inc.*	343,600		1,546,200
ICON PLC.*	88,200		5,807,088
NeoPharm, Inc.*	901,441	[4]	4,101,557
NxStage Medical, Inc.*	150,800		1,292,356
Omnicell, Inc.*	285,500		4,653,650
Regeneration Technologies, Inc.*	1,096,700		6,404,728
Sonosite, Inc.*	154,800		4,996,944
Vital Images, Inc.*	65,700		1,492,704
Total Health Care			51,935,565
Industrials - 10.1%
CoStar Group, Inc.*	21,400		928,118
Flow International Corp.*	231,600	[4]	3,126,600
Gevity HR, Inc.	134,200		2,980,582
Global Traffic Network, Inc.*	451,200		2,459,040
Insituform Technologies, Inc.*	81,800		1,762,790
KVH Industries, Inc.*	368,600	[4]	4,408,456
PDG Environmental, Inc. *[7]	1,062,000		1,593,000
Powell Industries, Inc.*	112,800		2,642,904
TVI Corp.*[7]	1,817,500		5,797,825
Total Industrials			25,699,315
Information Technology - 49.5%
Airspan Networks, Inc.*	833,100	[4]	1,566,228
Aladdin Knowledge Systems, Ltd.*	121,900		1,776,083
Anaren Microwave, Inc.*	329,100		5,881,017
Astro-Med, Inc.	73,050		730,500
ATMI, Inc.*	455,600		12,105,291
AudioCodes, Ltd.*	611,500	[4]	5,931,550
Bankrate, Inc.*	15,200	[4]	457,368
Bottomline Technologies, Inc.*	125,500		933,720
CalAmp Corp. *	417,900		2,628,591
Cascade Microtech, Inc.*	94,500		1,083,915
Ceragon Networks, Ltd.*	1,103,800		5,132,670
CyberOptics Corp.*	154,200		2,009,226
Eagle Test Systems, Inc.*	190,900	[4]	3,180,394

Managers Fremont Institutional Micro-Cap Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
eCollege.com*	139,100		$2,839,031
EDGAR Online, Inc.*	271,500	[4]	1,175,595
Equinix, Inc.*	219,900	[4]	11,518,362
Exfo Electro-Optical Engineering, Inc.*	986,800		5,131,360
FEI Co.*	254,700		5,547,366
Identix, Inc.*	351,367		2,782,827
Internap Network Services Corp.*	201,200	[4]	2,444,580
Lightbridge, Inc.*	152,600		1,762,530
NCI, Inc., Class A*	150,500		2,040,780
On Track Innovations, Ltd.*	114,100		1,107,911
Online Resources Corp.*	256,700		2,692,783
OPNET Technologies, Inc.*	343,300		4,346,178
Optibase Ltd.*[7]	704,100		1,957,398
Optical Communication Products, Inc.*	1,316,700		2,343,726
PLX Technology, Inc.*	92,500		848,225
Power Integrations, Inc.*	261,400		4,156,260
Rae Systems, Inc.*	659,000	[4]	2,431,710
RightNow Technologies, Inc.*	177,400		2,151,862
Rudolph Technologies, Inc.*	129,700		1,804,127
Silicon Motion Technology Corp., ADR*	245,400		3,283,452
Simpletech, Inc.*	153,300		858,480
SRS Labs, Inc. *	420,200		2,096,798
Standard Microsystems Corp.*	60,400		1,605,432
Stratasys, Inc.*	93,100	[4]	2,575,146
Stratex Networks, Inc.*	864,100		3,032,991
Techwell, Inc.*	291,100		3,056,550
Terayon Communication Systems, Inc.*	2,395,700		1,988,431
The Knot, Inc.*	136,000		2,592,160
Witness Systems, Inc.*	185,100		2,948,643
Total Information Technology			126,537,247
Materials - 4.6%
Calgon Carbon Corp.	814,800	[4]	4,937,688
Northern Technologies International Corp.*[7]	184,500		1,319,175
Symyx Technologies, Inc.*	220,600		5,428,966
Total Materials			11,685,829
Telecommunication Services - 1.0%
Cogent Communications Group, Inc.*	297,900		2,672,163
Total Common Stocks (cost $244,010,322)			242,588,112
Other Investment Companies – 16.6%[5]
Bank of New York Institutional
Cash Reserves Fund, 5.32%[3]	32,236,244		32,236,244
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 5.13%	724,681		724,681
Vanguard Prime Money Market Fund,
Institutional Class Shares, 5.27%	9,496,259		9,496,259
Total Other Investment Companies (cost $42,457,184)			42,457,184
Total Investments – 111.6% (cost $286,467,506)			285,045,296
Other Assets, less Liabilities – (11.6)%			(29,615,080)
Net Assets - 100.0%			$255,430,216

Managers Real Estate Securities Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
REITs - 96.7%
Apartment - 22.4%
American Campus Communities, Inc.*	4,220	$106,935
Apartment Investment & Management Co.	13,720	659,795
Archstone-Smith Trust	18,560	973,843
AvalonBay Communities, Inc.*	11,610	1,357,440
Camden Property Trust *	4,830	369,254
Equity Residential *	13,370	621,839
Essex Property Trust, Inc.*	8,130	951,941
Post Properties, Inc.*	6,760	324,548
United Dominion Realty Trust, Inc. *	6,050	168,493
Total Apartment		5,534,088
Diversified - 9.9%
Cousins Properties, Inc.*	16,630	528,335
SL Green Realty Corp.*	5,310	606,933
Spirit Finance Corp. *	5,200	57,720
Vornado Realty Trust*	11,890	1,243,100
Total Diversified		2,436,088
Finance - 2.0%
Highwoods Properties, Inc. *	13,090	487,472
Healthcare - 0.4%
Windrose Medical Properties Trust.*	6,510	96,674
Hotel - 6.0%
Highland Hospitality Corp.*	6,940	92,649
Host Marriott Corp.*	27,513	583,826
Strategic Hotels & Resorts, Inc.*	14,370	286,682
Sunstone Hotel Investors, Inc.*	18,140	514,450
Total Hotel		1,477,607
Industrial - 7.1%
AMB Property Corp.*	4,720	247,470
ProLogis*	26,993	1,494,062
Total Industrial		1,741,532
Mall - 8.9%
General Growth Properties, Inc.*	9,042	412,677
Mills Corp., The	4,090	94,806
Simon Property Group, Inc.*	19,630	1,678,953
Total Mall		2,186,436
Office - 10.4%
Alexandria Real Estate Equities, Inc.*	9,730	918,707
Boston Properties, Inc. *	11,870	1,165,633
Corporate Office Properties Trust *	10,530	473,850
Total Office		2,558,190
Office/Industrial 10.7%
American Financial Realty Trust *	11,440	132,475

Managers Real Estate Securities Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Office/Industrial (continued)
Equity Office Properties Trust *	23,880	$905,290
First Potomac Realty Trust *	9,440	267,058
Glenborough Realty Trust, Inc.*	3,000	66,600
Kilroy Realty Corp.	6,630	489,891
Liberty Property Trust	9,610	450,229
Reckson Associates Realty Corp. *	7,590	337,983
Total Office/Industrial		2,649,526
Residential - 0.3%
Equity Lifestyle Properties, Inc.*	1,820	78,205
Self Storage 3.3%
Extra Space Storage, Inc.*	14,030	223,498
Public Storage, Inc. *	6,400	513,856
U-Store-It Trust*	4,230	80,624
Total Self Storage		817,978
Shopping Center - 12.0%
Federal Realty Investment Trust *	8,970	650,774
Kimco Realty Corp.	24,370	956,278
Pan Pacific Retail Properties, Inc.	5,820	402,162
Regency Centers Corp.*	7,010	449,481
Taubman Centers, Inc. *	12,120	502,980
Total Shopping Center		2,961,675
Specialty - 3.3%
Digital Realty Trust, Inc.*	8,490	232,032
Entertainment Properties Trust*	2,870	122,176
Realty Income Corp.*	19,910	455,541
Total Specialty		809,749
Total REITs (cost $19,614,510)		23,835,220
REOCs (Hotel) - 2.2%
Starwood Hotels & Resorts Worldwide, Inc.* (cost $419,282)	10,150	533,687
Other Investment Companies - 0.1%[5]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.13% (cost $14,156)	14,156	14,156
Total Investments - 98.9% (cost $20,047,948)		24,383,063
Other Assets, less Liabilities - 1.0%		261,535
Net Assets - 100.0%		$24,644,598

Managers Fremont Bond Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Corporate Bonds - 12.2%
Asset-Backed Securities - 3.1%
AAA Trust, Series 2005-2, Class A1, 5.485%, 11/26/35, (08/26/06)[1]	$123,199	$123,330
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (11/25/09) (a)[1]	1,615,902	1,578,689
Amortizing Residential Collateral Trust, 5.675%, 07/25/32, (08/25/06)[1]	77,398	77,429
Badger Tobacco Asset Securitization Corp., 6.000%, 06/01/17	2,600,000	2,739,750
Banc of America Funding Corp., 4.114%, 05/25/35[1]	1,831,996	1,774,345
Bear Stearns Adjustable Rate Mortgage Trust, 5.062%, 04/25/33[1]	1,164,677	1,158,799
Bear Stearns Adjustable Rate Mortgage Trust, 5.570%, 11/25/30[1]	92,956	93,320
Bear Stearns Adjustable Rate Mortgage Trust, 5.622%, 02/25/33[1]	261,230	259,151
Bear Stearns Alt-A Trust, 5.406%, 05/25/35[1]	3,004,155	2,980,700
Carrington Mortgage Loan Trust, Series 2005-NC3, Class A1A, 5.465%, 06/25/35, (08/25/06)[1]	61,974	61,974
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A, 4.700%, 12/25/35, (07/25/10)[1]	755,229	745,392
Countrywide Home Loans, Inc., Asset Backed Certificates, 5.250%, 02/20/36, (09/20/10)[1]	823,078	810,403
Credit Suisse First Boston Mortgage Securities Corp., 5.550%, 11/15/19, (09/15/06)[1]	3,264,043	3,266,655
Credit Suisse First Boston Mortgage Securities Corp., 5.749%, 10/25/32[1]	96,768	96,447
EMC Mortgage Loan Trust, Class A, 5.755%, 05/25/40, (08/25/06) (a)[1]	1,936,411	1,943,330
Fremont Home Loan Trust, 5.475%, 01/25/36, (08/25/06)[1]	1,307,590	1,308,624
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 5.198%, 01/25/36[1]	4,425,801	4,412,137
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 5.665%, 10/25/34, (08/25/06)[1]	1,179,467	1,182,673
Nationslink Funding Corp., 6.654%, 11/10/30	7,368	7,361
Prime Mortgage Trust, 5.785%, 02/25/19, (08/25/06)[1]	133,407	133,662
Prime Mortgage Trust, 5.785%, 02/25/34, (08/25/06)[1]	582,210	584,162
Prudential Home Mortgage Securities, 7.000%, 06/25/08	59,571	59,352
Structured Asset Mortgage Investments Inc., 5.655%, 09/19/32, (09/19/06)[1]	1,232,489	1,234,489
Structured Asset Securities Corp., 5.613%, 01/25/33, (08/25/06)[1]	77,557	78,043
Structured Asset Securities Corp., 6.250%, 01/25/32[1]	155,880	155,303
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23	169,330	165,581
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11	2,065,145	2,116,648
U.S. Small Business Administration Surety Bonds, 7.449%, 08/01/10	58,855	61,712
Washington Mutual MSC Mortgage Pass-Through, 6.370%, 02/25/31[1]	259,078	257,785

Managers Fremont Bond Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Asset-Backed Securities (continued)
Washington Mutual, Series 2005-AR13, Class A1A1, 5.675%, 10/25/45, (08/25/06)[1]		$970,804		$977,269
Wells Fargo Mortgage Backed Securities, 4.950%, 03/25/36[1]		3,331,708		3,307,659
Total Asset-Backed Securities				33,752,174
Finance - 5.8%
American General Finance Corp., 5.489%, 03/23/07, (09/25/06)[1]		600,000		600,370
American International Group, 5.050%, 10/01/15		400,000	[4]	379,548
Bank of America Corp., 5.406%, 06/19/09, (09/19/06)[1]		10,500,000		10,506,227
China Development Bank, 5.000%, 10/15/15		300,000	[4]	283,683
CIT Group, Inc., 5.780%, 07/28/11, (10/30/06)[1]		2,600,000	[4]	2,602,239
Citigroup, Inc., 5.520%, 12/26/08, (09/27/06)[1]		2,700,000		2,702,789
Citigroup, Inc., 5.525%, 01/30/09, (10/30/06)[1]		3,400,000		3,402,737
Credit Suisse First Boston Mortgage Securities Corp., 5.935%, 08/25/33, (08/25/06)[1]		902,017		904,419
Ford Motor Credit Corp., 7.875%, 06/15/10		2,000,000		1,883,208
General Electric Capital Corp., 5.570%, 01/20/10, (10/20/06)[1]		1,000,000		1,001,176
General Motors Acceptance Corp., 6.242%, 03/20/07, (11/20/06)[1]		700,000		697,417
HBOS PLC, 5.920%, 09/01/49[1,6]		400,000	[4]	375,964
HBOS Treasury Services PLC, 5.547%, 07/17/09, (10/17/06) (a)[1]		3,600,000		3,602,333
HSBC Bank USA, N.A., 5.494%, 09/12/07, (09/21/06)[1]		5,100,000		5,106,538
KBC Bank Fund Trust II, 6.875%[1,6]	EUR	1,900,000		2,601,809
Lehman Brothers Holding, Inc., 5.718%, 07/18/11, (10/18/06)[1]		1,700,000		1,701,523
Lehman Brothers Holding, Inc., 5.601%, 10/22/08, (10/23/06)[1]		3,900,000	[4]	3,907,363
Lloyds TSB Capital 1, L.P., 7.375%[1,6]	EUR	1,800,000		2,627,893
Merrill Lynch & Co., 5.685%, 07/25/11, (10/25/06)[1]		3,000,000		3,002,643
Morgan Stanley & Co, Inc., 5.550%, 02/09/09, (11/09/06)[1]		1,400,000		1,403,108
MUFG Capital Financial Ltd., 6.346%, 07/29/49[1,6]		400,000		391,956
Resona Bank Ltd., 5.850%, 04/15/49[6]		500,000		476,396
Royal Bank Of Scotland Group PLC, 9.118%[1,6]		1,000,000	[4]	1,107,068
Santander U.S. Floater, 4.484%, 09/19/08, (09/21/06)[1]		10,200,000	[4]	10,213,108
USB Capital IX, 6.189%, 04/15/42[1,6]		300,000	[4]	297,804
Total Finance				61,779,319
Industrials - 3.3%
AT&T, Inc., 4.214%, 06/05/07 (a)		3,100,000		3,072,568
DaimlerChrysler N.A. Holding Corp., 5.740%, 11/17/06[1]		5,800,000		5,803,399
DaimlerChrysler N.A. Holding Corp., 5.917%, 08/03/09		2,200,000		2,200,000
General Electric Capital Corp., 5.311%, 03/04/08, (09/05/06)[1]		5,000,000	[4]	5,005,645

Managers Fremont Bond Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials (continued)
General Electric Capital Corp., 5.707%, 01/08/16, (10/10/06)[1]	$1,000,000	[4]	$1,001,821
Heinz (H.J.) Co., 6.428%, 12/01/08 (a)	400,000		406,970
Pemax Project Funding Master Trust, 5.750%, 12/15/15	800,000	[4]	763,146
Pemex Project Funding Master Trust, 8.000%, 11/15/11	1,800,000		1,948,500
Pemex Project Funding Master Trust, 8.625%, 02/01/22	400,000	[4]	467,502
Petroleum Export Ltd. (Cayman), 5.265%, 06/15/11 (a)	286,890		279,970
Qwest Capital Funding, Inc., 7.250%, 02/15/11	1,813,000	[4]	1,776,740
Qwest Communications International, 7.500%, 02/15/14	1,600,000	[4]	1,576,000
Ras Laffan Liquefied Natural Gas Co., Ltd, 5.298%, 09/30/20 (a)	900,000		851,713
Sonat Inc., 7.625, 07/15/11	1,300,000		1,322,750
Telefonica Emisiones SAU, 5.714%, 06/19/09, (09/20/06)[1]	3,000,000	[4]	3,004,716
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	6,145,000	[4]	5,826,075
Total Industrials			35,307,515
Total Corporate Bonds (cost $130,449,424)			130,839,008
Foreign Government and Agency Obligations - 0.5%
Export-Import Bank of China, The, 4.875%, 07/21/15 (a)	300,000		281,022
Federal Republic of Brazil, 7.875%, 03/07/15	3,200,000	[4]	3,459,200
Mexico Government, 5.625%, 01/15/17	1,000,000		962,500
Republic of Panama, 8.875%, 09/30/27	200,000	[4]	238,000
Total Foreign Government and Agency Obligations (cost $4,727,417)			4,940,722
U.S. Government and Agency Obligations - 49.6%
Federal Home Loan Bank - 0.1%[1,6]
FHLB, 0.000%, 02/05/07, (11/05/06)	700,000		673,750
Federal Home Loan Mortgage Corporation - 2.5%
FHLMC, 4.915%, 11/01/35, (09/01/09) (a)[1]	5,803,944		5,680,099
FHLMC, 5.000%, 10/01/18 to 11/01/18	2,440,072		2,373,125
FHLMC, 5.830%, 09/15/30, (09/15/06)[1]	96,694		97,180
FHLMC, 6.000%, 02/01/16 to 09/01/16	416,679		419,972
FHLMC, 6.500%, 01/01/26 to 08/15/31	16,530,102		17,038,437
FHLMC, 7.000%, 11/15/20	53,679		53,591
FHLMC, 7.500%, 08/15/30	704,747		707,547
FHLMC, 7.222%, 07/01/30, (07/01/07)[1]	6,336		6,473
FHLMC Gold Pool, 4.500%, 02/01/14	393,122		380,793
FHLMC Structured Pass Through Securities, 5.343%, 02/25/45, (08/25/06)[1]	490,717		487,121
Total Federal Home Loan Mortgage Corporation			27,244,338
Federal National Mortgage Association - 42.6%
FNMA, 3.500%, 07/01/11	594,980		551,402

Managers Fremont Bond Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Federal National Mortgage Association (continued)
FNMA, 4.000%, 05/01/14	$504,155		$479,644
FNMA, 4.500%, 05/01/21	182,696		174,564
FNMA, 4.647%, 09/01/35, (07/01/10) (a)[1]	5,937,219		5,793,197
FNMA, 4.837%, 06/01/35, (06/01/10) (a)[1]	8,399,400		8,207,080
FNMA, 5.000%, 05/01/14 to 10/01/35	91,739,822		88,102,676
FNMA, 5.000%, TBA	12,000,000		11,655,000
FNMA, 5.076%, 05/01/36, (09/01/06)[1]	2,783,695		2,791,873
FNMA, 5.079%, 05/01/36, (09/01/06)[1]	1,584,877		1,589,546
FNMA, 5.312%, 09/22/06[1]	3,700,000		3,699,785
FNMA, 5.500%, 12/01/16 to 06/01/36	332,335,630		323,304,980
FNMA, 6.000%, 04/01/16 to 11/01/33	7,143,327		7,163,678
FNMA, 7.200%, 05/25/23	1,333,277		1,388,148
FNMA, 7.500%, 02/25/08	92,063		92,756
FNMA, Series 2006-5, Class 3A2, 4.680%, 05/25/35[1]	500,000		487,885
FNMA Grantor Trust, 5.155%, 11/28/35, (08/28/06)[1]	47,474		47,500
FNMA Whole Loan, 6.500%, 12/25/42	571,814		578,971
Total Federal National Mortgage Association			456,108,685
Government National Mortgage Association - 1.0%
GNMA, 4.750%, 08/20/25, (10/01/06)[1]	54,290		54,398
GNMA, 5.125%, 11/20/24 to 11/20/29, (01/01/07)[1]	763,301		767,274
GNMA, 5.375%, 03/20/24, (04/01/07)[1]	78,241		78,548
GNMA, 5.375%, 04/20/21, (07/01/07)[1]	14,048		14,050
GNMA, 6.500%, 06/20/28	1,648,730		1,680,130
GNMA, 6.750%, 10/16/40	7,510,869		7,943,683
Total Government National Mortgage Association			10,538,083
United States Treasury Bonds - 3.4%
USTB, 2.375%, 01/15/25	10,687,494	[4]	10,605,254
USTB, 4.700%, 08/31/06	1,895,000		1,887,376
USTB, 4.770%, 09/14/06	8,225,000		8,176,859
U.S. Treasury Inflation Indexed Bonds, 2.000%, 01/15/26	14,179,390	[4]	13,251,647
U.S. Treasury Inflation Indexed Bonds, 3.375%, 01/15/07	894,544		896,117
U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	1,126,629	[4]	1,365,246
Total United States Treasury Bonds			36,182,499
Total U.S. Government and Agency Obligations (cost $538,238,161)			530,747,355
Municipal Bonds - 1.0%
New York State Environmental Facilities Corp., State Clean Water & Drinking Residuals, Series 658, 6.300%, 06/15/23, (08/24/06)[1]	1,050,000		1,145,813

Managers Fremont Bond Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Municipal Bonds (continued)
State of Texas Transportation Commission Mobility Fund, Series A, 4.750%, 04/01/35	$1,200,000		$1,201,500
Tobacco Settlement Funding Corp. NJ, 4.375%, 06/01/19	1,405,000		1,402,668
Tobacco Settlement Funding Corp. NJ, 6.125%, 06/01/24	950,000		1,015,313
Tobacco Settlement Funding Corp. NJ, 6.750%, 06/01/39	5,350,000		5,965,250
Truckee Meadows, NV Water Authority Revenue, Series A, 5.000%, 07/01/36 (MBIA Insured)[1]	67,000		72,946
Total Municipal Bonds (cost $9,891,047)			10,803,490

	Shares
Municipal Funds (Closed End) - 1.1%
Dreyfus Municipal Income, Inc.	37,500	[4]	331,500
DWS Municipal Income Trust	55,000	[4]	597,300
Managed Municipals Portfolio, Inc.	55,000	[4]	608,300
MFS Municipal Income Trust	53,800	[4]	433,090
MuniEnhanced Fund, Inc.	44,000	[4]	469,040
MuniHoldings Florida Insured Fund	25,000	[4]	344,250
MuniHoldings Insured Fund II, Inc.	51,900		654,459
MuniVest Fund, Inc.	55,000	[4]	515,900
MuniYield Fund, Inc.	55,000	[4]	826,650
MuniYield Quality Fund II, Inc.	55,000		674,850
MuniYield Quality Fund, Inc.	55,000		753,500
Nuveen Performance Plus Municipal Fund	55,000	[4]	815,100
Nuveen Premium Income Municipal Fund 2	55,000		749,650
Nuveen Premium Income Municipal Fund 4	55,000	[4]	682,550
Nuveen Quality Income Municipal Fund	55,000	[4]	812,900
Putnam Municipal Bond Fund	48,000		584,640
Salomon Brothers Municipal Partners Fund, Inc.	15,600		215,904
Van Kampen Advantage Municipal Income Trust II	61,796	[4]	778,012
Van Kampen Trust for Investment Grade Municipals	55,000		793,100
Total Municipal Funds (cost $11,638,130)			11,640,695
Preferred Stock - 0.6%
DG Funding Trust, 7.749%, (09/29/06) (a)[1] (cost $6,037,773)	573		6,079,172
Rights - 0.0%#
United Mexican States Value Recovery Right, Series E, Exp. June 2007 (cost $33,521)	11,950,000		316,675

	Notional Amount
Options and Swaptions - 0.2%
3-Month LIBOR (Call), 3.960%, 07/02/07	9,000,000		55,092
3-Month LIBOR (Call), 4.100%, 07/02/07	20,000,000		162,051
3-Month LIBOR (Call), 4.500%, 10/04/06	16,000,000		16

Managers Fremont Bond Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Notional Amount	Value
Options and Swaptions (continued)
3-Month LIBOR (Call), 5.000%, 03/08/07	16,000,000	$31,406
3-Month LIBOR (Call), 5.000%, 03/08/07	30,000,000	58,860
3-Month LIBOR (Call), 5.080%, 04/19/07	32,200,000	95,215
3-Month LIBOR (Call), 5.130%, 10/25/06	23,000,000	20,907
3-Month LIBOR (Call), 5.130%, 10/25/06	32,000,000	29,088
3-Month LIBOR (Call), 5.130%, 10/25/06	11,000,000	9,999
3-Month LIBOR (Call), 5.170%, 02/01/07	26,100,000	67,834
3-Month LIBOR (Call), 5.200%, 05/09/07	58,100,000	238,558
3-Month LIBOR (Call), 5.200%, 05/23/07	49,000,000	209,622
3-Month LIBOR (Call), 5.250%, 06/07/07	51,000,000	249,696
3-Month LIBOR (Call), 5.250%, 06/07/07	9,000,000	44,064
3-Month LIBOR (Call), 5.500%, 06/30/07	49,000,000	375,438
6-Month LIBOR (Call), 4.800%, 12/22/06	30,000,000	13,500
6-Month LIBOR (Call), 5.370%, 07/02/07	35,300,000	222,955
3-Month EURO (Put), $90.75, 09/17/07	2,645,000	6,612
3-Month EURO (Put), $91.00, 06/18/07	3,195,000	7,987
3-Month EURO (Put), $91.25, 06/18/07	3,155,000	7,887
3-Month EURO (Put), $92.00, 03/19/07	2,277,500	5,694
3-Month EURO (Put), $92.00, 12/18/06	897,500	2,244
3-Month EURO (Put), $92.25, 03/19/07	1,247,500	3,119
3-Month EURO (Put), $92.25, 12/18/06	1,115,000	2,787
3-Month EURO (Put), $92.50, 12/18/06	620,000	1,550
3-Month EURO (Put), $92.75, 12/18/06	750,000	1,875
3-Month EURO (Put), $94.00, 09/18/06	590,000	1,475
Total Options and Swaptions (cost $2,300,551)		1,925,531

Short-Term Investments - 51.4%
	Principal Amount
Certificates of Deposit - 0.2%
Morgan Stanley Warehouse Facilities, 5.640%, 10/30/06[1]	$2,400,000	2,400,000
Commercial Paper - 32.6%
Bank of America N.A., 5.240%, 08/01/06	13,000,000	13,000,000
Barclays U.S. Funding Corp., Discount Notes, 5.050%, 08/15/06	2,800,000	2,794,496
Barclays U.S. Funding Corp., Discount Notes, 5.390%, 10/20/06	29,100,000	28,750,478
Danske Corp., Discount Notes, 5.340%, 10/26/06	29,200,000	28,826,459
Danske Corp., Discount Notes, 5.360%, 10/30/06	3,100,000	3,058,383
Dexia Delaware LLC, Discount Notes, 5.160%, 08/01/06	29,400,000	29,400,000
Fortis Funding LLC, Discount Notes, 5.370%, 10/24/06	29,200,000	28,834,124

Managers Fremont Bond Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Commercial Paper (continued)
HBOS Treasury Services PLC, 5.250%, 09/15/06	$19,200,000		$19,074,000
Rabobank USA Financial Corp., Discount Notes, 5.290%, 08/01/06	29,400,000		29,400,000
Skandi Ensk Bank, Discount Notes, 5.260%, 08/07/06	11,000,000		10,990,357
Societe Generale N.A., Discount Notes, 5.010%, 08/24/06	22,500,000		22,428,125
Societe Generale N.A., Discount Notes, 5.140%, 08/08/06	9,100,000		9,090,719
Societe Generale N.A., Discount Notes, 5.290%, 08/01/06	900,000		900,000
Swedbank, Discount Notes, 5.370%, 10/23/06	29,200,000		28,837,470
Total Fina Elf SA, 5.290%, 08/01/06	29,400,000		29,400,000
UBS Finance (Delaware) LLC, Discount Notes, 4.950%, 08/22/06	1,400,000		1,395,925
UBS Finance (Delaware) LLC, Discount Notes, 5.280%, 08/01/06	600,000		600,000
UBS Finance (Delaware) LLC, Discount Notes, 5.350%, 10/11/06	2,400,000		2,374,558
UBS Finance (Delaware) LLC, Discount Notes, 5.370%, 10/26/06	28,100,000		27,739,189
Westpac Banking Corp., Discount Notes, 5.040%, 08/02/06	11,400,000		11,398,404
Westpac Banking Corp., Discount Notes, 5.360%, 10/16/06	20,100,000		19,872,345
Total Commercial Paper			348,165,032
U.S. Government and Agency Discount Notes - 10.8%[2]
FHLMC Discount Notes, 0.000%, 09/18/06	32,800,000		32,571,712
FNMA Discount Notes, 0.000%, 08/02/06 to 11/22/06	83,700,000	[4]	83,319,036
Total U.S. Government and Agency Discount Notes			115,890,748

	Shares
Other Investment Companies - 7.8%[5]
Bank of New York Institutional Cash Reserves Fund, 5.32%[3]	46,416,868		46,416,868
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.13%	37,378,393		37,378,393
Total Other Investment Companies			83,795,261
Total Short - Term Inverstments (cost $547,456,821)			550,251,041
Total Investment - 116.6% (cost $1,250,772,845)			1,247,543,689
Other Assest, less Liabilities - (16.6)%			(177,933,527)
Net Assests - 100.0%			$1,069,610,162

Managers California Intermediate Tax-Free Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 96.4%
Anaheim, CA Unified High School District, 4.500%, 08/01/20 (FSA Insured)	$250,000	$252,813
Bay Area Government Association CA Revenue, 5.000%, 08/01/20 (AMBAC Insured)	500,000	519,375
Bay Area Toll Authority of San Francisco, CA, Toll Bridge Revenue, Series F, 5.000%, 04/01/21	1,750,000	1,850,625
Bay Area Toll Authority, CA Toll Bridge Revenue, Series F, 5.000%, 04/01/19	1,000,000	1,065,000
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/17 (AMBAC Insured)	1,000,000	1,103,750
California Infrastructure & Economic Development Bank Revenue, 5.000%, 10/01/20	455,000	477,750
California Infrastructure & Economic Development Bank Revenue, Bay Area Toll Bridges-1st Liean A, 5.250%, 07/01/18 (FSA Insured)	1,000,000	1,088,750
California State Department of Water Resources, Central Valley Project Revenue, Water Systems Series Y, 5.250%, 12/01/18 (FGIC Insured)	1,000,000	1,072,500
California State Department of Water Resources, Power Supply Revenue Series A, 5.000%, 05/01/17 (MBIA Insured)	500,000	526,875
California State Department of Water Resources, Water Revenue Central Valley Project Series Z, 5.000%, 12/01/16 (FGIC Insured)	1,000,000	1,058,750
California State Public Works Board, Lease Revenue Department of General Services-Teale Data Center B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	212,750
California State Refunding Bonds, 5.000%, 03/01/17	400,000	422,000
California State University Systemwide Revenue, Series C, 5.000%, 11/01/17 (MBIA Insured)	2,500,000	2,668,749
Campbell, CA Union High School District, 4.300%, 08/01/19 (FSA Insured)	270,000	271,013
Clovis, CA Unified School District, 5.000%, 08/01/21	540,000	571,725
Coast Community College District of CA, 5.000%, 08/01/16 (MBIA Insured)	250,000	268,750
Contra Costa, CA Water Authority, Water Treatment Revenue, Series A, 5.000%, 10/01/18 (FGIC Insured)	1,235,000	1,290,575
Contra Costa, CA Water District, Water Revenue Refunding, Series M, 5.000%, 10/01/16 (FSA Insured)	1,500,000	1,597,500
Contra Costa, CA Water District, Water Revenue, Series L, 5.000%, 10/01/19 (FSA Insured)	1,000,000	1,050,000
Cotati-Rohnert Park, CA Unified School District, 5.000%, 08/01/19 (FGIC Insured)	500,000	529,375
Desert Sands, CA Unified School District, 5.000%, 06/01/17	1,130,000	1,214,750
East Bay, CA MUD Water Systems Revenue, 5.000%, 06/01/18 (FSA Insured)	340,000	357,425
Eastern Municipal Water District of California, Water & Sewer Revenue, Certificates of Participation, 5.000%, 07/01/17 (MBIA Insured)	100,000	107,125
Eastern Municipal Water District, Water & Sewer Revenue, Cerificates of Participation, Series A, 5.000%, 07/01/21	330,000	347,738
El Monte, CA City School District, Election of 2004, Series A, 5.000%, 05/01/19 (FGIC Insured)	225,000	238,500
Fremont, CA Unified High School District of Santa Clara County, 5.000%, 09/01/20 (FGIC Insured)	400,000	423,500
Fremont, CA Unified School District of Alameda County, Election of 2002, Series B, 4.500%, 08/01/20 (FSA Insured)	365,000	370,475

Managers California Intermediate Tax-Free Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (continued)
Fresno, CA Sewer Revenue, Series A-1, 5.250%, 09/01/19	$1,000,000	$1,096,250
Kern, CA High School District, 5.000%, 08/01/21	1,100,000	1,164,624
Lincoln, CA Unified School District-San Joaquin County Election of 2004, 4.500%, 08/01/19 (FGIC Insured)	150,000	152,813
Lodi, CA Unified School District, 5.000%, 08/01/18 (MBIA Insured)	800,000	837,000
Long Beach, CA Habor Revenue Refunding-Series B, 5.000%, 05/15/18 (FGIC Insured)	670,000	708,525
Los Angeles, CA, Series A, 5.000%, 09/01/18 (MBIA Insured)	2,000,000	2,112,499
Los Angeles, CA, Series A, 5.000%, 09/01/18 (MBIA Insured)	500,000	525,000
Los Angeles County, CA Metropolitan Transportation Authority, Sales Tax Revenue, Series B, 5.000%, 07/01/19 (MBIA Insured)	250,000	262,500
Los Angeles County, CA Sanitation Districts Financing Authority, Series A, 5.000%, 10/01/17 (FSA Insured)	2,000,000	2,107,500
Los Angeles, CA Certificate Participation Real Property Program, 5.250%, 04/01/19 (AMBAC Insured)	300,000	319,125
Los Angeles, CA Community College, Series B, 5.000%, 08/01/18 (FSA Insured)	300,000	316,875
Los Angeles, CA Department of Water & Power, Waterworks Revenue, Series C, 5.250%, 07/01/18 (MBIA Insured)	510,000	552,075
Los Angeles, CA Unified School District, 5.000%, 07/01/20	800,000	849,000
Los Angeles, CA Unified School District, Election of 1997 Series F, 5.000%, 07/01/16 (FSA Insured)	1,000,000	1,058,750
Los Angeles, CA, Habor Department Revenue, Series B, 5.000%, 08/01/20 (MBIA Insured)	275,000	293,563
Los Osos, CA Community Service, Wastewater Assessment District No. 1, 5.000%, 09/02/17 (MBIA Insured)	1,000,000	1,058,750
Metropolitan Water District of Southern California, Waterworks Revenue, Series A, 4.125%, 03/01/19	325,000	322,156
Moorpark, CA Unified School District, 5.000%, 08/01/18 (FSA Insured)	390,000	415,350
Murrieta Valley, CA, Unified School District, Election of 2002, Series B, 4.125%, 09/01/20 (FSA Insured)	345,000	335,513
Nevada Joint Union High School District Series A, 5.000%, 08/01/19 (FSA Insured)	400,000	418,500
Newark, CA Union School District, 4.000%, 08/01/19 (MBIA Insured)	150,000	146,063
North Orange County, CA Community College District, 5.000%, 08/01/19 (MBIA Insured)	340,000	360,825
Oakland, CA Sewer Revenue, Series A, 5.000%, 06/15/17 (FSA Insured)	150,000	158,813
Perris, CA Union High Sch District, Series A, 5.000%, 09/01/18 (FGIC Insured)	300,000	318,750
Redwood City, CA School District, 5.000%, 07/15/19 (FGIC Insured)	500,000	523,125
Riverside California Community College District, 5.000%, 08/01/21	250,000	262,500
Riverside, CA Unified School District, Election of 2001, Series B, 4.250%, 08/01/21 (MBIA Insured)	300,000	296,250
Sacramento County, CA Sanitation Districts Financing Authority, 4.750%, 12/01/20 (FGIC Insured)	500,000	515,000

Managers California Intermediate Tax-Free Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (continued)
San Diego, CA Unified School District, Election of 1998, Series E, 5.250%, 07/01/17 (FSA Insured)	$1,615,000	$1,756,312
San Diego, CA Unified School District, Series C, 5.000%, 07/01/16 (FSA Insured)	1,030,000	1,100,813
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (FSA Insured)	500,000	534,375
San Jose, CA Library, Parks, & Public Safety Projects, 5.000%, 09/01/19	500,000	521,875
San Jose Evergreen, CA Community College District, 2010 Crossover Series C, 5.250%, 09/01/16 (AMBAC Insured)	500,000	542,500
San Jose Evergreen, CA Community College District, Series A, 5.000%, 09/01/19 (AMBAC Insured)	1,500,000	1,584,374
San Rafael, CA City High School District, Election of 2002, Series B, 5.000%, 08/01/16 (FGIC Insured)	500,000	530,000
Santa Clara Valley, CA Water District, Certificates of Participation, Series A, 5.000%, 02/01/17 (FGIC Insured)	490,000	519,400
Santa Clara Valley, CA Water District, Certificates of Participation, Series A, 5.000%, 02/01/18 (FGIC Insured)	655,000	689,388
Santa Clarita, CA Community College District, 5.000%, 08/01/2020	350,000	370,125
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (MBIA Insured)	730,000	766,500
Southwestern Community College, 5.000%, 08/01/18	600,000	648,000
University of California Revenues, Series F, 4.750%, 05/15/20 (FSA insured)	200,000	204,500
Yosemite, CA, Community College District, Election of 2004, Series A, 5.000%, 08/01/19 (FGIC Insured)	1,475,000	1,565,344
Total Municipal Bonds (cost $49,433,918)		49,779,338
Other Investment Companies - 2.5%[5]
Fidelity California AMT Tax-Free Money Market Fund, 3.27%	1,000,000	1,000,000
BlackRock Liquidity Funds, Institutional Shares - California Money Fund, 3.37%	309,319	309,319
Total Other Investment Companies (cost $1,309,319)		1,309,319
Total Investments - 98.9% (cost $50,743,237)		51,088,657
Other Assets, less Liabilities - 1.1%		580,641
Net Assets - 100.0%		$51,669,298

Fremont Money Market Fund

July 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Commercial Paper - 100.3%
Capital Goods - 4.0%
Hitachi America Capital, Ltd., 5.403%, 10/05/06	$5,000,000	$4,951,701
Energy - 8.0%
BP Trinidad & Tobago, 5.344%, 08/18/06 (a)	5,000,000	4,987,415
Statoil ASA, 5.311%, 08/14/06 (a)	5,000,000	4,990,431
Total Energy		9,977,846
Financial Services (Banks) - 16.0%
Banque Et Caisse D’Espragne De L’Etat, 5.155%, 08/21/06	5,000,000	4,985,722
Danske Corp., 5.395%, 09/25/06 (a)	5,000,000	4,959,132
HBOS Treasury Services, Inc., 5.066%, 08/16/06	5,000,000	4,989,469
Svenska Handelsbanken AB, 4.911%, 09/15/06	5,000,000	4,969,500
Total Financial Services (Banks)		19,903,823
Financial Services (Other) - 43.8%
American Express Credit Corp., 5.401%, 09/20/06	5,000,000	4,962,778
American General Finance Corp., 5.335%, 09/01/06	5,000,000	4,977,137
American Honda Finance Corp., 5.312%, 08/28/06	5,000,000	4,980,162
General Electric Capital Services, Inc., 5.386%, 09/27/06	5,000,000	4,957,725
MetLife Funding, Inc., 5.382%, 09/22/06	5,000,000	4,961,433
PACCAR Financial Corp., 5.324%, 06/15/06	5,000,000	4,977,917
Societe General Group, N.A., 5.087%, 08/24/06	5,000,000	4,983,804
Swedish Export Credit Corp., 5.349%, 09/06/06	5,000,000	4,973,400
Swedish National Housing Financial Management, 5.318%, 09/18/06 (a)	5,000,000	4,964,800
Toyota Motors Credit Corp., 4.788%, 08/28/06 (a)	5,000,000	4,982,112
UBS Finance (Delaware) LLC, 5.267%, 08/22/06	5,000,000	4,984,688
Total Financial Services (Other)		54,705,956
Foreign Government Obligations - 4.0%
Province of Quebec, 5.026%, 08/09/06 (a)	5,000,000	4,994,422
Industrial - 9.6%
BASF Corp., 5.208%, 08/11/06 (a)	5,000,000	4,992,778
Nationwide Building Society, 5.232%, 09/12/06	5,000,000	4,969,667
Schlumberger Technology Corp., 5.348%, 09/05/06 (a)	2,000,000	1,989,656
Total Industrial		11,952,101
Insurance - 8.0%
International Lease Finance Corp., 5.211%, 08/01/06	5,000,000	5,000,000
Prudential PLC, 5.022%, 08/03/06 (a)	5,000,000	4,998,606
Total Insurance		9,998,606
Sovereign Debt - 4.0%
AWB Harvest Finance Ltd., 5.338%, 08/23/06 (a)	5,000,000	4,983,744
Utilities - 2.8%
American Transmission Co., 5.331%, 08/01/06 (a)	3,500,000	3,500,000
Total Commercial Paper (cost $124,968,109)		124,968,199

	Shares
Other Investment Companies - 0.1%[5]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.13% (cost $85,923)	85,923	85,923
Total Investments - 100.3% (cost $125,054,122)		125,054,122
Other Assets, less Liabilities - (0.3)%		(314,399)
Net Assets - 100.0%		$124,739,723

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At July 31, 2006 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
FQ Tax-Managed U.S. Equity	$87,422,981	$7,535,310	$(1,858,654)	$5,676,656
FQ U.S. Equity	87,959,856	7,313,757	(2,043,817)	5,269,940
FQ Global Alternatives	13,304,728	0	(52,000)	(52,000)
Fremont Global	184,149,994	21,618,470	(4,557,843)	17,060,627
International Growth	18,820,480	1,450,398	(721,330)	729,068
Small Cap	88,809,908	22,854,337	(3,350,130)	19,504,207
Fremont Micro-Cap	397,967,276	44,283,510	(50,779,107)	(6,495,597)
Fremont Institutional Micro-Cap	289,243,789	31,947,740	(36,146,233)	(4,198,493)
Real Estate Securities	20,448,722	4,432,477	(498,136)	3,934,341
Fremont Bond	1,250,797,191	8,843,352	(12,096,854)	(3,253,502)
California Intermediate Tax-Free	50,726,078	504,918	(142,339)	326,579

*	Non-income-producing security.
#	Rounds to less than 0.1%.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2006, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Fremont Global	$2,929,485	1.6%
International Growth	478,092	2.7%
Fremont Bond	31,696,971	3.0%
Fremont Money Market	50,343,096	40.4%

[1]	Variable Rate Security. The rate listed is as of July 31, 2006. Date in parenthesis represents the security’s next coupon rate reset.
[2]	Zero coupon security.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Some or all of these shares were out on loan to various brokers as of July 31, 2006, amounting to:

Fund	Market Value	% of Net Assets
FQ Tax-Managed U.S. Equity	$16,077,890	21.0%
FQ U.S. Equity	18,333,172	24.6%
Fremont Global	25,215,781	14.2%
International Growth	1,020,093	5.8%
Small Cap	21,598,789	25.1%
Fremont Micro-Cap	41,515,133	11.9%
Fremont Institutional Micro-Cap	30,985,174	12.1%
Fremont Bond	45,467,320	4.3%

[5]	Yield shown for an investment company represents its July 31, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[6]	Perpetuity Bond. The date shown is the final call date.
[7]	Affiliated Company-See Note 8.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC: Federal Home Loan Mortgage Corp.	REIT: Real Estate Investment Trust
FNMA: Federal National Mortgage Association	REOC: Real Estate Operating Company
FHLB: Federal Home Loan Bank	FGIC: Financial Guaranty Insurance Corp.
FSA: FSA Capital, Inc.	MBIA: Municipal Bond Investor Assurance Corp.
MUD: Municipal Utility District	AMBAC: American Municipal Bond Assurance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar	GBP :	British Pound	NOK :	Norwegian Krone
CAD:	Canadian Dollar	JPY :	Japanese Yen	NZD :	New Zealand Dollar
HKD:	Hong Kong Dollar	SGD :	Singapore Dollar	EUR :	Euro

Notes to Schedules of Portfolio Investments (continued)

(8) Transactions with Affiliated Companies

An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions as of July 31, 2006 with companies which are or were affiliates are as follows:

Managers Fremont Micro-Cap Fund

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value	% of Ownership of Affiliate
PDG Environmental, Inc	$3,015,943	—	—	$2,242,350	8.4%
TVI Corp.	4,396,254	—	—	8,015,513	7.7%
Optibase Ltd.	1,007,039	—	—	2,713,558	7.3%
Northern Technologies International Corp.	20,766	$642,619	—	1,847,203	7.2%
Ceragon Networks Ltd.	569,296	4,140,782	—	7,310,730	6.0%
Cash Systems, Inc.	465,537	2,519,643	—	7,107,000	5.6%
Regeneration Technologies, Inc.	—	3,810,128	—	8,896,656	5.1%
Neopharm, Inc.	354,080	—	—	5,487,846	5.1%

Totals	$9,828,915	$11,113,172	—	$50,727,856	14.5%*

Summary of Transactions with Affiliated Companies - Managers Fremont Institutional Micro-Cap Fund

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value	% of Ownership of Affiliate
PDG Environmental, Inc.	$2,153,851	—	—	$1,593,000	6.0%
TVI Corp.	2,923,386	—	—	5,797,825	5.6%
Optibase Ltd.	533,567	—	—	1,957,398	5.3%
Northern Technologies International Corp.	14,844	$158,464	—	1,319,175	5.1%.

Totals	$5,625,648	$158,464	—	$10,667,398	4.2%*

*	As a percentage of the net assets.

(9) Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At July 31, 2006, the underlying values for open foreign currency contracts were as follows:

Managers AMG FQ Global Alternatives

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Australian Dollar	Short	09/20/06	$(523,131)	$(535,910)	$(12,779)
Canadian Dollar	Short	09/20/06	(1,233,882)	(1,239,140)	(5,258)
Euro	Short	09/20/06	(1,256,720)	(1,281,758)	(25,038)
Pound Sterling	Short	09/20/06	(1,821,180)	(1,870,068)	(48,888)
Japanese Yen	Long	09/20/06	2,583,401	2,636,190	(52,789)
Swiss Franc	Long	09/20/06	1,129,642	1,144,283	(14,461)

Total			$(1,121,870)	$(1,146,403)	$(24,533)

Managers Fremont Global Fund

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Euro	Short	08/02/06 -08/17/06	$(17,940,196)	$(17,958,093)	$17,897
Euro	Long	08/01/06 -08/17/06	8,945,886	8,882,178	63,708
Pound Sterling	Short	08/17/06	(4,296,415)	(4,275,700)	(20,715)
Pound Sterling	Long	08/01/06 -08/03/06	66,668	66,314	354

Managers Fremont Global Fund (continued)

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Japanese Yen	Short	08/17/06	$(2,529,548)	$(2,630,863)		$101,315
Japanese Yen	Long	08/01/06 -08/03/06	33,881	33,812		69
New Zealand Dollar	Short	08/17/06	(1,235,201)	(1,255,400)		20,199

			$(16,954,925)	$(17,137,752)	..$	182,827

Managers International Growth Fund

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Euro	Short	08/02/06 -08/03/06	$(73,156)	$(73,060)	$(96)
Euro	Long	08/01/06	4,648	4,641	7
Pound Sterling	Long	08/01/06 -08/03/06	53,128	52,862	266
Japanese Yen	Long	08/01/06 -08/03/06	40,510	40,405	105

			$25,130	$24,848	$282

Managers Fremont Bond Fund

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Brazilian Real	Long	09/29/06	$282,404	$267,467	$14,937
Canadian Dollar	Long	09/07/06	2,988,584	2,962,079	26,505
Chilean Peso	Long	08/01/06 -08/03/06	486,054	492,313	(6,259)
Chinese Yuan Renminbi	Long	03/19/07 -03/20/07	1,018,147	1,031,000	(12,853)
Euro	Short	09/29/06	(823,309)	(814,498)	(8,811)
Euro	Long	08/31/06	2,934,453	2,905,459	28,994
Indian Rupee	Short	08/24/06 -09/20/06	(393,177)	(404,510)	11,333
Indian Rupee	Long	08/24/06 -09/20/06	665,772	689,482	(23,710)
Japanese Yen	Short	08/15/06	(68,119)	(68,881)	762
Japanese Yen	Long	08/15/06	31,404,157	32,584,839	(1,180,682)
Mexican Nuevo Peso	Short	08/31/06	(525,577)	(519,632)	(5,945)
Mexican Nuevo Peso	Long	09/20/06	947,875	976,537	(28,662)
Peruvian Nuevo Sol	Short	08/21/06 -09/13/06	(1,148,787)	(1,101,699)	(47,088)

Managers Fremont Bond Fund (continued)
Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/Loss
Peruvian Nuevo Sol	Long	08/21/06 -09/13/06	$1,148,787	$1,114,105	$34,682
Polish Zloty	Long	09/29/06 -11/24/06	360,716	352,122	8,594
Pound Sterling	Long	09/07/06	4,692,729	4,665,425	27,304
Russian Ruble	Short	08/07/06	(788,573)	(761,290)	(27,283)
Russian Ruble	Long	08/07/06 -12/13/06	1,279,728	1,231,389	48,339
Singapore Dollar	Short	08/24/06	(887,280)	(867,866)	(19,414)
Singapore Dollar	Long	08/24/06 -09/26/06	1,629,832	1,602,904	26,928
Slovak Koruna	Short	09/05/06 -09/29/06	(1,018,998)	(984,676)	(34,322)
Slovak Koruna	Long	09/05/06 -09/29/06	1,018,998	984,416	34,582
South African Rand	Short	08/03/06	(47,657)	(48,304)	647
South African Rand	Long	08/03/06 -11/02/06	98,509	105,627	(7,118)
South Korean Won	Short	08/24/06 -09/21/06	(962,302)	(943,787)	(18,515)
South Korean Won	Long	08/24/06 -05/25/07	3,305,148	3,307,957	(2,809)
New Taiwan Dollar	Short	08/24/06 -09/21/06	(627,229)	(637,534)	10,305
New Taiwan Dollar	Long	08/24/06 -09/21/06	996,858	1,031,569	(34,711)

			$47,967,743	$49,152,013	$(1,184,270)

(10) Futures Contracts Held or Issued for Purposes other than Trading

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of July 31, 2006:

Managers AMG FQ Global Alternatives Fund

Type	Currency	Number of Contracts	Position	Expiration Month	Unrealized Gain/Loss
10 Year Bond	AUD	49	Short	9/18/06	$41,236
SPI 200 Index	AUD	6	Short	9/21/06	(23,790)
10 Year Bond	CAD	30	Short	9/20/06	(10,402)
S&P/ TSE 60 Index	CAD	31	Short	9/15/06	(164,937)
CAC40 10 Index	EUR	5	Short	8/18/06	(16,850)
Amsterdam Index	EUR	7	Long	8/18/06	49,998
DAX Index	EUR	12	Long	9/15/06	141,742
IBEX 35 Index	EUR	36	Short	8/18/06	(304,247)
Euro Bond	EUR	21	Long	9/7/06	9,319

Managers AMG FQ Global Alternatives Fund (continued)
Type	Currency	Number of Contracts	Position	Expiration Month	Unrealized Gain/Loss
S&P/MIB Index	EUR	12	Long	9/15/06	150,270
Gilt	GBP	39	Short	9/27/06	23,341
FTSE 100 Index	GBP	14	Short	9/15/06	(79,134)
Heng Seng Index	HKD	9	Long	8/30/06	22,348
10 Year Bond	JPY	8	Long	9/8/06	11,357
TOPIX Index	JPY	25	Long	9/7/06	(21,173)
S&P 500 Index	USD	12	Short	9/14/06	(47,766)
U.S. Long Bond	USD	41	Long	9/20/06	55,094

Total					$(163,594)

Managers AMG FQ U.S. Equity Fund

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/Loss
S&P500 Future	2	Long	09/14/06	$10,100

Managers Fremont Global Fund

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/Loss
Dow Jones Euro STOXX	5	Long	09/15/06	$9,092

Managers Fremont Bond Fund

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/Loss
Euro-BOBL Future	12	Short	09/06	$(3,963)
Euro-BOBL Future	40	Long	09/06	17,302
Euro-Bond Future	24	Long	09/06	8,212
3-Month Eurodollar	6,152	Short	09/06 –03/08	(6,715,274)
3-Month Eurodollar	1,847	Long	12/06 –03/08	562,150
5-Year U.S. Treasury Note	135	Long	09/06	32,594
10-Year U.S. Treasury Note	245	Long	09/06	202,039
30-Year U.S. Treasury Bond	196	Long	09/06	233,617

				$(5,663,323)

(11) Interest Rate Caps, Swap Contracts and Options

A Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase and write (sell) options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund may thus assume the risk that payments owed by the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, a Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract. At July 31, 2006 the Managers Fremont Bond Fund had the following open swap contracts:

Pay	Receive	Maturity	Notional Amount	Unrealized Gain/(Loss)
Fixed Rate 8.830%	3-Month Yen Forward Rate Volatility	08/24/06	$4,000,000	$(1,590)
Fixed Rate 8.850%	3-Month Yen Forward Rate Volatility	08/24/06	$9,000,000	(5,008)
Fixed Rate 9.325%	3-Month Yen Forward Rate Volatility	08/24/06	$2,000,000	(1,665)
Fixed Rate 9.600%	3-Month Yen Forward Rate Volatility	08/24/06	$2,000,000	(1,659)
Fixed Rate 9.750%	3-Month Yen Forward Rate Volatility	08/24/06	$3,800,000	(29,303)
Fixed Rate 4.000%	3-Month EURIBOR	12/15/06	€5,000,000	(113,844)
Fixed Rate 4.000%	3-Month EURIBOR	12/15/06	€2,000,000	(2,645)
Fixed Rate 8.800%	3-Month Yen Forward Rate Volatility	01/17/07	$3,000,000	(477)
Excl. Tobacco Index	6-Month French CPI - Fixed Rate 2.1455%	10/15/10	€1,000,000	789
Excl. Tobacco Index	6-Month French CPI - Fixed Rate 2.1025%	10/15/10	€3,900,000	408
6-Month GBP-LIBOR	Fixed Rate 5.000%	06/16/11	£7,100,000	(54,440)
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	12/20/16	$28,200,000	106,840
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	12/20/16	$1,000,000	1,070
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	12/20/16	$1,700,000	1,819
3-Month USD-LIBOR-BBA	Fixed Rate 5.000%	12/15/35	$3,200,000	(63,963)
Fixed Rate 4.000%	6-Month GBP-LIBOR	12/15/35	£1,100,000	12,819

	.			$(150,849)

€:Euro £: British Pound

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The following written options were outstanding on July 31, 2006 for the Managers Fremont Bond Fund:

Type	Number of Contracts	Exercise Price	Expiration Month	Unrealized Gain/(Loss)
10-Year U.S. Treasury Notes (Call)	66	106	08/06	$7,004
10-Year U.S. Treasury Notes (Call)	587	108	08/06	59,242
3-Month LIBOR (Call)	18,000,000	4.78%	08/06	147,330
3-Month LIBOR (Call)	5,000,000	4.78%	08/06	47,125
3-Month Eurodollar (Call)	40	95.5	09/06	10,620
3-Month LIBOR (Call)	7,000,000	4.54%	10/06	83,529
3-Month LIBOR (Call)	5,400,000	4.54%	10/06	63,314
3-Month LIBOR (Call)	9,900,000	5.21%	10/06	20,678
3-Month LIBOR (Call)	14,000,000	5.21%	10/06	16,730
3-Month LIBOR (Call)	4,700,000	5.21%	10/06	6,979
30-Year U.S. Treasury Bonds (Call)	64	111	11/06	(2,333)

Managers Fremont Bond Fund (continued)

Type	Number of Contracts	Exercise Price	Expiration Month	Unrealized Gain/(Loss)
6-Month LIBOR (Call)	13,000,000	4.85%	12/06	$158,990
3-Month LIBOR (Call)	11,300,000	5.24%	02/07	3,462
3-Month LIBOR (Call)	7,000,000	5.04%	03/07	51,623
3-Month LIBOR (Call)	13,000,000	5.04%	03/07	76,609
3-Month LIBOR (Call)	14,000,000	5.22%	04/07	9,565
3-Month LIBOR (Call)	21,000,000	5.30%	05/07	12,726
3-Month LIBOR (Call)	25,400,000	5.32%	05/07	24,066
3-Month LIBOR (Call)	22,000,000	5.25%	06/07	(7,150)
3-Month LIBOR (Call)	4,000,000	5.33%	06/07	(6,800)
6-Month LIBOR (Call)	21,000,000	5.60%	06/07	(121,233)
6-Month LIBOR (Call)	11,600,000	5.50%	07/07	(63,158)
3-Month LIBOR (Call)	4,000,000	4.10%	07/07	(9,212)
3-Month LIBOR (Call)	9,000,000	4.23%	07/07	(53,239)
10-Year U.S. Treasury Notes (Put)	692	103	08/06	109,435
3-Month Eurodollar (Put)	43	95	09/06	(30,240)
30-Year U.S. Treasury Bonds (Put)	63	104	11/06	8,467
3-Month GBP-LIBOR (Put)	33	95.5	12/06	(36,987)
6-Month LIBOR (Put)	18,800,000	4.50%	12/06	(103,091)
3-Month Eurodollar (Put)	986	95.25	12/06	(963,117)
3-Month Eurodollar (Put)	111	95	12/06	(57,061)
3-Month Eurodollar (Put)	41	95.25	03/07	(27,039)
3-Month Eurodollar (Put)	35	94.75	03/07	(3,832)

			Total:	$823,958

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	September 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	September 18, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	September 18, 2006